As filed with the Securities and Exchange Commission on January 8, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 E. Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeanine M. Bajczyk
Advisors Series Trust
615 E. Michigan St.
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2008

Date of reporting period: October 31, 2008

Item 1. Reports to Stockholders.

Domestic
Equity
Funds
ActivePassive Large Cap Growth Fund
ActivePassive Large Cap Value Fund
ActivePassive Small/Mid Cap Growth Fund
ActivePassive Small/Mid Cap Value Fund

International
Funds
ActivePassive International Equity Fund
ActivePassive Emerging Markets Equity Fund
ActivePassive Global Bond Fund

Domestic
Bond
Funds
ActivePassive Intermediate Taxable Bond Fund
ActivePassive Intermediate Municipal Bond Fund
(each, a “Fund” together, the “Funds”)
Each a series of
Advisors Series Trust

Annual Report
October 31, 2008

Letter from the Portfolio Managers

Over the past 12 months we have experienced unprecedented market conditions which have permanently changed the landscape of our financial system. In a very short period of time, three of the five largest investment banking firms (Bear Stearns, Lehman Brothers and Merrill Lynch) either went out of business or were sold to other financial institutions. The remaining two (Goldman Sachs and Morgan Stanley) have converted to commercial bank status, which will require much more oversight and tighter capital and liquidity constraints. In addition, the government bailout of Fannie Mae, Freddie Mac and AIG has moved these massive institutions under governmental control. The impact is not only being felt in the US, but across global markets and worldwide economies.

Amidst the market turmoil, the US economy has slowed, unemployment has risen, and the housing market has continued to suffer. In reaction, nearly all stock markets and many of the bond markets have experienced declines. Stock markets gyrated wildly and record levels of volatility have become the norm.

International markets didn’t fare any better and in fact were generally down more than US markets as recession fears increased. Currency rates also worked against foreign returns as the dollar strengthened against many of the world’s currencies.

Bonds, which are generally viewed as less volatile investments during rough markets, were not able to avoid the sell-off. The exception was government bonds as investors avoided bonds with any perceived risk. Nearly all mortgage and corporate bonds were down through October, especially bonds issued by financial institutions that were struggling from the credit crisis. Even some short-term bond funds that were billed as more conservative bond investments  dropped in value with exposure to defaulting mortgage bonds.

Performance since inception on December 31, 2007 through the period ending October 31, 2008 for the ActivePassive Funds was as follows:

ActivePassive Large Cap Growth Fund

The ActivePassive Large Cap Growth Fund returned -34.67% for the since inception period ending October 31, 2008, versus the  Russell 1000 Growth Index return of -34.31% for the same period.  The passive component (Vanguard Growth ETF) outperformed the index slightly while the active component (Transamerica Investment Management, LLC) trailed slightly largely due to the weak performance of some of its technology holdings.

ActivePassive Large Cap Value Fund

The ActivePassive Large Cap Value Fund returned -33.27% for the since inception period ending October 31, 2008, versus the  Russell 1000 Value Index return of -32.90% for the same period. The passive component (Vanguard Value ETF) outperformed the index slightly while the active component (CS McKee, LP) trailed it slightly largely due to the weak performance of some of its energy holdings.

ActivePassive Small/Mid Cap Growth Fund

The ActivePassive Small/Mid Cap Growth Fund returned -41.00% for the since inception period ending October 31, 2008, versus the Russell 2500 Growth Index return of -37.25% for the same period.  Both the passive components (Vanguard Small-Cap Growth ETF and Vanguard Mid-Cap Growth ETF) and the active component (Ashfield Capital Partners, LLC) trailed the index. In particular, Ashfield’s performance was largely dragged down by some of its energy holdings.

ActivePassive Small/Mid Cap Value Fund

The ActivePassive Small/Mid Cap Value Fund returned -35.13% for the since inception period ending October 31, 2008, versus the Russell 2500 Value Index return of -28.18% for the same period.  Both the passive components (Vanguard Small-Cap Value ETF and Vanguard Mid-Cap Value ETF) and the active component (Transamerica Investment Management, LLC) trailed the index. In particular, Transamerica’s significant overweight in the energy sector weighed down performance.

ActivePassive International Equity Fund

The ActivePassive International Equity Fund returned -40.80% for the since inception period ending October 31, 2008, versus the MSCI EAFE Index return of -45.02% for the same period.  Both the passive component (iShares MSCI EAFE Index) and the active component (Invesco AIM Advisors, Inc.) outperformed the index.  Invesco AIM’s underweight in the financial sector was the main contributor to the outperformance.

ActivePassive Emerging Markets Equity Fund

The ActivePassive Emerging Markets Equity Fund returned -49.80% for the since inception period ending October 31, 2008, versus the MSCI Emerging Markets Index return of -54.20% for the same period.  Both the passive component (Vanguard Emerging Markets ETF) and the active component (Hansberger Global Investors, Inc) outperformed the index. Strong stock selection by Hansberger across various sectors contributed to the outperformance.

ActivePassive Global Bond Fund

The ActivePassive Global Bond Fund returned -9.45% for the since inception period ending October 31, 2008, versus the Merrill Lynch Global Broad Market Index return  of -4.09% for the same period.  Both the passive component (SPDR Lehman International Treasury Bond) and the active components (Loomis Sayles Global Bond Fund and Oppenheimer International Bond Fund) trailed the index largely due to their overweight in international and corporate bonds. The international exposure was hurt by the rising dollar and the corporate bond exposure was hurt by the flight to quality to Treasuries.

ActivePassive Intermediate Taxable Bond Fund

The ActivePassive Intermediate Taxable Bond Fund returned -2.97% for the since inception period ending October 31, 2008 versus the Barclays Capital U.S. Aggregate Bond Index (formerly known as Lehman Brothers) return of -1.74% for the same period.  Both the passive component (Vanguard Total Bond Market ETF) and the active component (Sage Advisory Services) trailed the index. Sage’s significant overweight in corporate bonds versus Treasuries, where they see little value, detracted from performance.

ActivePassive Intermediate Municipal Bond Fund

The ActivePassive Intermediate Municipal Bond Fund returned -4.54% for the since inception period ending October 31, 2008 versus the Barclays Capital U.S. Municipal Bond Index (formerly known as Lehman Brothers) return of -4.18% for the same period.  The passive component (iShares S&P National Municipal Bond Fund ETF and Markets Vectors-Lehman Brothers AMT-Free Intermediate Municipal Index ETF) outperformed the index slightly while the active component (Gannett, Welsh & Kotler, LLC) trailed it slightly largely due to its overweight in long-term municipal bonds.

Past performance is not a guarantee of future results.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.  For a complete list of fund holdings, please see page 23 of this report.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk.  Principal loss is possible. The fund are non-diversified, meaning that they may concentrate their assets in fewer individual holdings than a diversified fund. Therefore the fund is more exposed to individual stock volatility than a diversified fund. Investments in smaller companies involve additional risks such as limited liquidity and greater volatility. Investments in foreign securities involve greater volatility and political, economic and currency risks and difference in accounting methods. These risks can be significantly greater for investments in emerging markets. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investments in lower-rated and non-rated securities present greater risk of loss to principal and interest than higher-rated securities. Income from tax exempt funds may be subject to state and local taxes and a portion of income may be subject to the federal alternative minimum tax for certain investors. Federal income tax rules will apply to any capital gains distributions. Investments in mortgage-backed securities may involve additional risks, such as credit risk, prepayment risk, possible illiquidity and default, and susceptibility to adverse economic developments. The funds will bear its share of the fees and expenses of the underlying funds. Shareholders will pay higher expenses than would be the case if making direct investments in the underlying ETFs. Because the funds invests in ETFs, they are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a fund’s ability to sell its shares.

The Russell 1000 Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower expected growth values. The Russell 2500 Growth Index measures the performance of the small to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2500 Value Index measures the performance of the small to mid-cap value segment of the U.S. equity universe. It includes those Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values. The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The MSCI EAFE Index is a free float adjusted market capitalization index that is designed to measure developed market equity performance of 21 developed markets outside North America. The Barclays Capital U.S. Aggregate Bond Index is a market-capitalization weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. The Barclays Capital U.S. Municipal Bond Index serves as a benchmark for long-term, investment-grade, tax-exempt municipal bond funds. The Merrill Lynch Global Broad Market Index tracks the performance of investment grade debt publicly issued in the major domestic and Eurobond markets, including sovereign, quasi-government, corporate, securitized and collateralized securities. One cannot invest directly in an index.

The ActivePassive Funds are distributed by Quasar Distributors, LLC. (12/08)

ActivePassive Large Cap Growth Fund

October 31, 2008

Comparison of the change in value of a $10,000 investment in the ActivePassive Large Cap Growth Fund vs the Russell 1000 Growth Index

Total Return:
		Since
	Calendar	Inception
	YTD	(12/31/07)
ActivePassive Large Cap Growth Fund (no load)	-34.67%	-34.67%
ActivePassive Large Cap Growth Fund (with load)	-38.44%	-38.44%
Russell 1000® Growth Index	-34.31%	-34.31%

Total Annual Fund Operating Expenses:  2.24%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-877-273-8365.

This chart illustrates the performance of a hypothetical $10,000 investment made in the Fund on December 31, 2007, the Fund’s inception date.  Returns reflect the reinvestment of dividends and capital gain distributions.  Fee waivers are in effect.  In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.  This chart does not imply any future performance.

The Russell 1000 Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe.  It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Indices do not incur expenses and are not available for investment.

ActivePassive Large Cap Value Fund

October 31, 2008

Comparison of the change in value of a $10,000 investment in the ActivePassive Large Cap Value Fund vs the Russell 1000 Value Index

Total Return:
		Since
	Calendar	Inception
	YTD	(12/31/07)
ActivePassive Large Cap Value Fund (no load)	-33.27%	-33.27%
ActivePassive Large Cap Value Fund (with load)	-37.12%	-37.12%
Russell 1000® Value Index	-32.90%	-32.90%

Total Annual Fund Operating Expenses:  2.14%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-877-273-8365.

This chart illustrates the performance of a hypothetical $10,000 investment made in the Fund on December 31, 2007, the Fund’s inception date.  Returns reflect the reinvestment of dividends and capital gain distributions.  Fee waivers are in effect.  In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.  This chart does not imply any future performance.

The Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity universe.  It includes those Russell 1000 companies with lower price-to-book ratios and lower expected growth values.

Indices do not incur expenses and are not available for investment.

ActivePassive Small/Mid Cap Growth Fund

October 31, 2008

Comparison of the change in value of a $10,000 investment in the ActivePassive Small/Mid Cap Growth Fund vs the Russell 2500 Growth Index

Total Return:
		Since
	Calendar	Inception
	YTD	(12/31/07)
ActivePassive Small/Mid Cap Growth Fund (no load)	-41.00%	-41.00%
ActivePassive Small/Mid Cap Growth Fund (with load)	-44.41%	-44.41%
Russell 2500® Growth Index	-37.25%	-37.25%

Total Annual Fund Operating Expenses:  2.28%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-877-273-8365.

This chart illustrates the performance of a hypothetical $10,000 investment made in the Fund on December 31, 2007, the Fund’s inception date.  Returns reflect the reinvestment of dividends and capital gain distributions.  Fee waivers are in effect.  In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.  This chart does not imply any future performance.

The Russell 2500 Growth Index measures the performance of the small to mid-cap growth segment of the U.S. equity universe.  It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

Indices do not incur expenses and are not available for investment.

ActivePassive Small/Mid Cap Value Fund

October 31, 2008

Comparison of the change in value of a $10,000 investment in the ActivePassive Small/Mid Cap Value Fund vs the Russell 2500 Value Index

Total Return:
		Since
	Calendar	Inception
	YTD	(12/31/07)
ActivePassive Small/Mid Cap Value Fund (no load)	-35.13%	-35.13%
ActivePassive Small/Mid Cap Value Fund (with load)	-38.88%	-38.88%
Russell 2500® Value Index	-28.18%	-28.18%

Total Annual Fund Operating Expenses:  2.28%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-877-273-8365.

This chart illustrates the performance of a hypothetical $10,000 investment made in the Fund on December 31, 2007, the Fund’s inception date.  Returns reflect the reinvestment of dividends and capital gain distributions.  Fee waivers are in effect.  In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.  This chart does not imply any future performance.

The Russell 2500 Value Index measures the performance of the small to mid-cap value segment of the U.S. equity universe.  It includes those Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values.

Indices do not incur expenses and are not available for investment.

ActivePassive International Equity Fund

October 31, 2008

Comparison of the change in value of a $10,000 investment in the ActivePassive International Equity Fund vs the MSCI EAFE Index

Total Return:
		Since
	Calendar	Inception
	YTD	(12/31/07)
ActivePassive International Equity Fund (no load)	-40.67%	-40.67%
ActivePassive International Equity Fund (with load)	-44.10%	-44.10%
MSCI EAFE Index	-45.02%	-45.02%

Total Annual Fund Operating Expenses:  2.48%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-877-273-8365.

This chart illustrates the performance of a hypothetical $10,000 investment made in the Fund on December 31, 2007, the Fund’s inception date.  Returns reflect the reinvestment of dividends and capital gain distributions.  Fee waivers are in effect.  In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.  This chart does not imply any future performance.

The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding US & Canada.

Indices do not incur expenses and are not available for investment.

ActivePassive Emerging Markets Equity Fund

October 31, 2008

Comparison of the change in value of a $10,000 investment in the ActivePassive Emerging Markets Equity Fund vs the MSCI Emerging Markets Index

Total Return:
		Since
	Calendar	Inception
	YTD	(12/31/07)
ActivePassive Emerging Markets Equity Fund (no load)	-49.80%	-49.80%
ActivePassive Emerging Markets Equity Fund (with load)	-52.70%	-52.70%
MSCI Emerging Markets Index	-54.20%	-54.20%

Total Annual Fund Operating Expenses:  2.47%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-877-273-8365.

This chart illustrates the performance of a hypothetical $10,000 investment made in the Fund on December 31, 2007, the Fund’s inception date.  Returns reflect the reinvestment of dividends and capital gain distributions.  Fee waivers are in effect.  In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.  This chart does not imply any future performance.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

Indices do not incur expenses and are not available for investment.

ActivePassive Global Bond Fund

October 31, 2008

Comparison of the change in value of a $10,000 investment in the ActivePassive Global Bond Fund vs the Merrill Lynch Global Broad Market Index

Total Return:
		Since
	Calendar	Inception
	YTD	(12/31/07)
ActivePassive Global Bond Fund (no load)	-9.27%	-9.27%
ActivePassive Global Bond Fund (with load)	-14.52%	-14.52%
Merrill Lynch Global Broad Market Index	-4.09%	-4.09%

Total Annual Fund Operating Expenses:  2.84%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-877-273-8365.

This chart illustrates the performance of a hypothetical $10,000 investment made in the Fund on December 31, 2007, the Fund’s inception date.  Returns reflect the reinvestment of dividends and capital gain distributions.  Fee waivers are in effect.  In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.  This chart does not imply any future performance.

The Merrill Lynch Global Broad Market Index tracks the performance of investment grade public debt issued in the major domestic and eurobonds market.

Indices do not incur expenses and are not available for investment.

ActivePassive Intermediate Taxable Bond Fund

October 31, 2008

Comparison of the change in value of a $10,000 investment in the ActivePassive Intermediate Taxable Bond Fund vs the Barclays Capital U.S. Aggregate Bond Index

Total Return:
		Since
	Calendar	Inception
	YTD	(12/31/07)
ActivePassive Intermediate Taxable Bond Fund (no load)	-2.77%	-2.77%
ActivePassive Intermediate Taxable Bond Fund (with load)	-8.39%	-8.39%
Barclays Capital U.S. Aggregate Bond Index	-1.74%	-1.74%

Total Annual Fund Operating Expenses:  2.07%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-877-273-8365.

This chart illustrates the performance of a hypothetical $10,000 investment made in the Fund on December 31, 2007, the Fund’s inception date.  Returns reflect the reinvestment of dividends and capital gain distributions.  Fee waivers are in effect.  In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.  This chart does not imply any future performance.

The Barclays Capital U.S. Aggregate Bond Index (formerly known as Lehman Brothers) covers the USD-denominated, investment grade, fixed rate, taxable bond market of SEC-registered securities.  The index includes bonds from Treasury, Government-Related, Corporate, MBS, ABS, and CMBS sectors.

Indices do not incur expenses and are not available for investment.

ActivePassive Intermediate Municipal Bond Fund

October 31, 2008

Comparison of the change in value of a $10,000 investment in the ActivePassive Intermediate Municipal Bond Fund vs the Barclays Capital U.S. Municipal Bond Index

Total Return:
		Since
	Calendar	Inception
	YTD	(12/31/07)
ActivePassive Intermediate Municipal Bond Fund (no load)	-4.47%	-4.47%
ActivePassive Intermediate Municipal Bond Fund (with load)	-9.99%	-9.99%
Barclays Capital U.S. Municipal Bond Index	-4.18%	-4.18%

Total Annual Fund Operating Expenses:  2.16%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-877-273-8365.

This chart illustrates the performance of a hypothetical $10,000 investment made in the Fund on December 31, 2007, the Fund’s inception date.  Returns reflect the reinvestment of dividends and capital gain distributions.  Fee waivers are in effect.  In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.  This chart does not imply any future performance.

The Barclays Capital U.S. Municipal Bond Index (formerly known as Lehman Brothers) cover the USD-denominated long term tax exempt bond market.  The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and prerefunded bonds.

Indices do not incur expenses and are not available for investment.

ActivePassive Funds
EXPENSE EXAMPLE (Unaudited)
October 31, 2008

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from May 1, 2008 to October 31, 2008.

Actual Expenses
The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.  There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $15 fee is charged to the account annually) that would increase the amount of expenses paid on your account.  The example below does not include portfolio trading commissions and related expenses, interest expense or other extraordinary expenses as determined under generally accepted accounting principles.

Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ActivePassive Funds
EXPENSE EXAMPLE (Unaudited) (Continued)
October 31, 2008

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	05/01/08	10/31/08	05/01/08 – 10/31/08
Actual – Class A(1)
Large Cap Growth Fund	$1,000.00	$682.90	$6.24
Large Cap Value Fund	$1,000.00	$703.90	$6.25
Small/Mid Cap Growth Fund	$1,000.00	$629.00	$6.49
Small/Mid Cap Value Fund	$1,000.00	$671.50	$6.62
International Equity Fund	$1,000.00	$610.70	$6.34
Emerging Markets
Equity Fund	$1,000.00	$513.60	$6.10
Global Bond Fund	$1,000.00	$836.50	$5.54
Intermediate
Taxable Bond Fund	$1,000.00	$958.30	$6.57
Intermediate
Municipal Bond Fund	$1,000.00	$959.30	$6.58

Hypothetical (5.0% return
before expenses) – Class A
Large Cap Growth Fund	$1,000.00	$1,017.72	$7.48
Large Cap Value Fund	$1,000.00	$1,017.80	$7.41
Small/Mid Cap Growth Fund	$1,000.00	$1,017.17	$8.03
Small/Mid Cap Value Fund	$1,000.00	$1,017.21	$7.99
International Equity Fund	$1,000.00	$1,017.27	$7.94
Emerging Markets
Equity Fund	$1,000.00	$1,017.08	$8.12
Global Bond Fund	$1,000.00	$1,019.10	$6.09
Intermediate
Taxable Bond Fund	$1,000.00	$1,018.43	$6.77
Intermediate
Municipal Bond Fund	$1,000.00	$1,018.42	$6.78

(1)
Expenses are equal to the Class A fund shares’ annualized expense ratios of 1.48% for Large Cap Growth Fund, 1.46% for Large Cap Value Fund, 1.58% for Small/Mid Cap Growth Fund, 1.58% for Small/Mid Cap Value Fund, 1.57% for International Equity Fund, 1.60% for Emerging Markets Equity Fund, 1.20% for Global Bond Fund, 1.34% for Intermediate Taxable Bond Fund, 1.34% for Intermediate Municipal Bond Fund multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Funds’ ending account value is based on its actual total return of -31.71% for Large Cap Growth Fund, -29.61% for Large Cap Value Fund, -37.10% for Small/Mid Cap Growth Fund, -32.85% for Small/Mid Cap Value Fund, -38.93% for International Equity Fund, -48.64% for Emerging Markets Equity Fund, -16.35% for Global Bond Fund, -4.17% for Intermediate Taxable Bond Fund, -4.07 for Intermediate Municipal Bond Fund for the six month period of operations from May 1, 2008 to October 31, 2008.

ActivePassive Funds
PORTFOLIO ALLOCATIONS
October 31, 2008

ActivePassive Large Cap Growth Fund

TOP TEN HOLDINGS	% net assets
Vanguard Growth ETF	62.82%
Gilead Sciences, Inc.	1.51%
Praxair, Inc.	1.49%
Raytheon Co.	1.44%
Apple Inc.	1.43%
QUALCOMM Inc.	1.35%
Amazon.com, Inc.	1.33%
Union Pacific Corp.	1.26%
Google Inc.	1.16%
Tyco Electronics Ltd.	1.13%

ActivePassive Large Cap Value Fund

TOP TEN HOLDINGS	% net assets
Vanguard Value ETF	63.86%
Chevron Corp.	1.87%
Anheuser-Busch Cos., Inc.	1.62%
The Procter & Gamble Co.	1.62%
ConocoPhillips	1.41%
Apache Corp.	1.38%
JPMorgan Chase & Co.	1.23%
Legg Mason, Inc.	1.23%
Marathon Oil Corp.	1.11%
Merrill Lynch & Co., Inc.	1.05%

The portfolio’s holdings and allocations are subject to change. The percentages are of total net assets and as of October 31, 2008.

ActivePassive Funds
PORTFOLIO ALLOCATIONS (Continued)
October 31, 2008

ActivePassive Small/Mid Cap Growth Fund

TOP TEN HOLDINGS	% net assets
Vanguard Mid-Cap
Growth Index Fund	25.58%
Vanguard Small-Cap
Growth ETF	24.16%
Cubist Pharmaceuticals, Inc.	1.10%
DeVry, Inc.	1.07%
Big Lots, Inc.	1.00%
Almost Family, Inc.	0.99%
Amedisys, Inc.	0.96%
FLIR Systems, Inc.	0.89%
Conmed Corp.	0.88%
Netflix Inc.	0.86%

ActivePassive Small/Mid Cap Value Fund

TOP TEN HOLDINGS	% net assets
Vanguard Small-Cap
Value ETF	25.03%
Vanguard Mid-Cap
Value Index Fund	23.79%
Annaly Capital
Management, Inc.	2.40%
FTI Consulting Inc.	2.37%
Dean Foods Co.	1.91%
LTC Properties, Inc.	1.81%
Superior Energy
Services, Inc.	1.70%
OMEGA Healthcare
Investors, Inc.	1.58%
HCC Insurance Holdings, Inc.	1.43%
Petrohawk Energy Corp.	1.42%

The portfolio’s holdings and allocations are subject to change. The percentages are of total net assets and as of October 31, 2008.

ActivePassive Funds
PORTFOLIO ALLOCATIONS (Continued)
October 31, 2008

ActivePassive International Equity Fund

TOP TEN HOLDINGS	% net assets
iShares MSCI
EAFE Index Fund	52.18%
Roche Holding AG	1.72%
Nestle SA	1.43%
Teva Pharmaceutical
Industries Ltd.	1.41%
Imperial Tobacco
Group PLC	1.40%
Infosys Technologies Ltd.	1.06%
Telefonica SA	1.02%
Total SA	0.94%
Bayer AG	0.92%
Tesco PLC	0.90%

ActivePassive Emerging Markets Equity Fund

TOP TEN HOLDINGS	% net assets
Vanguard Emerging
Markets ETF	3.95%
Taiwan Semiconductor
Manufacturing Co., Ltd.	3.81%
Petroleo Brasileiro SA	3.76%
Samsung
Electronics Co., Ltd.	3.67%
Gazprom	3.59%
China Mobile Ltd.	3.57%
Companhia Vale
do Rio Doce	2.93%
America Movil SAB de CV	2.45%
Banco Bradesco SA	2.21%
HDFC Bank Ltd.	2.13%

The portfolio’s holdings and allocations are subject to change. The percentages are of total net assets and as of October 31, 2008.

ActivePassive Funds
PORTFOLIO ALLOCATIONS (Continued)
October 31, 2008
ActivePassive Global Bond Fund

TOP HOLDINGS	% net assets
Loomis Sayles
Global Bond Fund	49.33%
SPDR Lehman
International Treasury
Bond ETF	33.33%
Oppenheimer
International Bond Fund	16.89%

ActivePassive Intermediate Taxable Bond Fund

TOP TEN HOLDINGS	% net assets
Vanguard Total Bond
Market ETF	48.23%
U.S. Treasury Note,
4.625%, 08/31/2011	8.67%
U.S. Treasury Note,
2.00%, 02/28/2010	4.34%
FHLB, 5.00%, 11/17/2017	3.56%
FHLB, 4.00%, 09/06/2013	2.74%
FNMA, 4.876%, 04/01/2035	2.27%
U.S. Treasury Note,
2.625%, 07/15/2017	2.09%
FNMA, 6.00%, 07/01/2037	1.65%
U.S. Treasury Inflation
Index, 2.00%, 01/15/2014	1.65%
GNSF, 6.00%, 11/01/2033	1.44%

The portfolio’s holdings and allocations are subject to change. The percentages are of total net assets and as of October 31, 2008.

ActivePassive Funds
PORTFOLIO ALLOCATIONS (Continued)
October 31, 2008
ActivePassive Intermediate Municipal Bond Fund

TOP TEN HOLDINGS	% net assets
iShares S&P National
Municipal Bond Fund	38.99%
Market Vectors Lehman
Brothers AMT-Free
Intermediate Municipal ETF	19.64%
State of Florida Department
of Transportation,
5.25%, 07/01/2015	2.18%
City of Houston Texas
Combined Utility System,
5.25%, 05/15/2015	2.14%
New Jersey Economic
Development Authority,
5.00%, 03/01/2017	2.10%
State of Michigan State
Trunk Line Fund,
5.00%, 09/01/2019	2.09%
New York State
Thruway Authority,
5.00%, 03/15/2021	2.06%
Intermountain Power
Agency of Utah,
5.25%, 07/01/2020	2.06%
State of California
Department of
Water Resources,
5.00%, 12/01/2021	2.04%
Florida State
Turnpike Authority,
5.00%, 07/01/2020	2.03%

The portfolio’s holdings and allocations are subject to change. The percentages are of total net assets and as of October 31, 2008.

ActivePassive Large Cap Growth Fund
SCHEDULE OF INVESTMENTS
October 31, 2008

	Shares	Value
COMMON STOCKS – 29.32%
Consumer Discretionary – 3.29%
Auto Components – 1.35%
BorgWarner, Inc.	565	$12,696
Johnson Controls, Inc.	1,008	17,872
		30,568
Automobiles – 0.61%
Daimler AG (b)	396	13,662
Internet & Catalog Retail – 1.33%
Amazon.com, Inc. (a)	524	29,994
Total Consumer Discretionary (Cost $126,210)		74,224
Energy – 0.76%
Energy Equipment & Services – 0.47%
Schlumberger Ltd. (b)	207	10,691
Oil & Gas – 0.29%
Petroleo Brasileiro SA - ADR (b)	240	6,454
Total Energy (Cost $36,501)		17,145
Financials – 3.11%
Capital Markets – 0.96%
T. Rowe Price Group, Inc.	546	21,589
Commercial Banks – 0.95%
Wells Fargo & Co.	630	21,451
Consumer Finance – 0.49%
American Express Co.	404	11,110
Diversified Financial Services – 0.71%
CME Group Co., Inc.	57	16,082
Total Financials (Cost $89,150)		70,232
Health Care – 4.24%
Biotechnology – 1.51%
Gilead Sciences, Inc. (a)	741	33,975

The accompanying notes are an integral part of these financial statements.

ActivePassive Large Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2008

	Shares	Value
COMMON STOCKS – 29.32% (Continued)
Health Care – 4.24% (Continued)
Health Care Equipment & Supplies – 1.97%
Becton, Dickinson & Co.	310	$21,514
Varian Medical Systems, Inc. (a)	505	22,983
		44,497
Pharmaceuticals – 0.76%
Allergan, Inc.	432	17,137
Total Health Care (Cost $109,188)		95,609
Industrials – 7.56%
Aerospace & Defense – 1.99%
The Boeing Co.	239	12,492
Raytheon Co.	637	32,557
		45,049
Air Freight & Logistics – 0.83%
Expeditors International of Washington, Inc.	576	18,806
Construction & Engineering – 0.88%
Jacobs Engineering Group Inc. (a)	546	19,891
Industrial Conglomerates – 1.06%
General Electric Co.	1,221	23,822
Machinery – 1.54%
Caterpillar Inc.	321	12,253
PACCAR Inc.	770	22,515
		34,768
Road & Rail – 1.26%
Union Pacific Corp.	427	28,511
Total Industrials (Cost $253,411)		170,847
Information Technology – 6.04%
Communications Equipment – 1.97%
Cisco Systems Inc.	400	7,108
QUALCOMM Inc.	796	30,455
Research In Motion Ltd. (a)(b)	140	7,060
		44,623

The accompanying notes are an integral part of these financial statements.

ActivePassive Large Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2008

	Shares	Value
COMMON STOCKS – 29.32% (Continued)
Information Technology – 6.04% (Continued)
Computers & Peripherals – 1.43%
Apple Inc. (a)	300	$32,277
Electronic Equipment & Instruments – 1.13%
Tyco Electronics Ltd. (b)	1,299	25,253
Internet Software & Services – 1.16%
Google Inc. (a)	73	26,233
Software – 0.35%
Electronic Arts Inc. (a)	350	7,973
Total Information Technology (Cost $192,447)		136,359
Materials – 3.28%
Chemicals – 3.28%
Ecolab Inc.	452	16,841
Praxair, Inc.	515	33,552
Sigma-Aldrich Corp.	537	23,553
Total Materials (Cost $98,617)		73,946
Telecommunication Services – 1.04%
Diversified Telecommunication Services – 1.04%
AT&T, Inc.	875	23,424
Total Telecommunication Services (Cost $32,534)		23,424
TOTAL COMMON STOCKS (Cost $938,058)		661,786
EXCHANGE-TRADED FUNDS – 62.81%
Vanguard Growth ETF	33,040	1,417,746
TOTAL EXCHANGE-TRADED FUNDS
(Cost $1,898,457)		1,417,746

The accompanying notes are an integral part of these financial statements.

ActivePassive Large Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2008

	Shares	Value
SHORT-TERM INVESTMENTS – 10.00%
Investment Companies – 10.00%
Fidelity Institutional Money Market Portfolio	225,837	$225,837
TOTAL SHORT-TERM INVESTMENTS
(Cost $225,837)		225,837
Total Investments (Cost $3,062,352) – 102.13%		2,305,369
Liabilities in Excess of Other Assets – (2.13)%		(48,089)
TOTAL NET ASSETS – 100.00%		$2,257,280

FOOTNOTES
Percentages are stated as a percent of net assets.
ADR  American Depository Receipt
(a)	Non Income Producing
(b)	Foreign Issued Security

FAS 157 – Summary of Fair Value Exposure at October 31, 2008
Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 -	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2008:

	Investments	Other Financial
Description	in Securities	Instruments*
Level 1 - Quoted prices	$2,305,369	$—
Level 2 - Other significant observable inputs	—	—
Level 3 - Significant unobservable inputs	—	—
Total	$2,305,369	$—

*
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

The accompanying notes are an integral part of these financial statements.

ActivePassive Large Cap Value Fund
SCHEDULE OF INVESTMENTS
October 31, 2008

	Shares	Value
COMMON STOCKS – 33.05%
Consumer Discretionary – 2.09%
Household Durables – 0.60%
Fortune Brands, Inc.	381	$14,531
Specialty Retail – 1.49%
AutoZone, Inc. (a)	153	19,475
Best Buy Co., Inc.	423	11,341
The Gap, Inc.	430	5,564
		36,380
Total Consumer Discretionary (Cost $65,814)		50,911
Consumer Staples – 5.83%
Beverages – 1.62%
Anheuser-Busch Cos., Inc.	636	39,451
Food & Staples Retailing – 0.70%
Wal-Mart Stores, Inc.	307	17,134
Food Products – 0.76%
General Mills, Inc.	275	18,629
Household Products – 1.62%
The Procter & Gamble Co.	610	39,369
Tobacco – 1.13%
Altria Group, Inc.	737	14,143
Philip Morris International Inc. (a)	305	13,258
		27,401
Total Consumer Staples (Cost $144,345)		141,984
Energy – 6.57%
Energy Equipment & Services – 0.80%
Transocean Inc. (a)(b)	237	19,512
Oil & Gas – 5.77%
Apache Corp.	408	33,591
Chevron Corp.	608	45,357
ConocoPhillips	661	34,385

The accompanying notes are an integral part of these financial statements.

ActivePassive Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2008

	Shares	Value
COMMON STOCKS – 33.05% (Continued)
Energy – 6.57% (Continued)
Oil & Gas – 5.77% (Continued)
Marathon Oil Corp.	924	$26,888
		140,221
Total Energy (Cost $231,757)		159,733
Financials – 5.40%
Capital Markets – 3.28%
Bank of New York Mellon Corp.	744	24,254
Legg Mason, Inc.	1,348	29,912
Merrill Lynch & Co., Inc.	1,373	25,524
		79,690
Commercial Banks – 0.45%
SunTrust Banks, Inc.	272	10,918
Diversified Financial Services – 1.23%
JPMorgan Chase & Co.	727	29,989
Insurance – 0.44%
The Allstate Corp.	212	5,595
The Hartford Financial Services Group, Inc.	497	5,129
		10,724
Total Financials (Cost $154,877)		131,321
Health Care – 3.85%
Health Care Providers & Services – 2.48%
AmerisourceBergen Corp.	513	16,042
Humana Inc. (a)	657	19,441
Laboratory Corp. of America Holdings (a)	220	13,528
Quest Diagnostics, Inc.	241	11,279
		60,290
Pharmaceuticals – 1.37%
Johnson & Johnson	190	11,655
Pfizer, Inc.	523	9,262

The accompanying notes are an integral part of these financial statements.

ActivePassive Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2008

	Shares	Value
COMMON STOCKS – 33.05% (Continued)
Health Care – 3.85% (Continued)
Pharmaceuticals – 1.37% (Continued)
Watson Pharmaceuticals, Inc. (a)	472	$12,352
		33,269
Total Health Care (Cost $107,267)		93,559
Industrials – 4.67%
Aerospace & Defense – 1.44%
Honeywell International, Inc.	495	15,073
United Technologies Corp.	363	19,951
		35,024
Air Freight & Logistics – 0.33%
FedEx Corp.	121	7,910
Electrical Equipment – 0.62%
Emerson Electric Co.	463	15,154
Industrial Conglomerates – 0.35%
General Electric Co.	435	8,487
Machinery – 0.94%
Dover Corp.	494	15,694
Ingersoll-Rand Co., Ltd. (b)	383	7,066
		22,760
Road & Rail – 0.99%
Burlington Northern Santa Fe Corp.	271	24,135
Total Industrials (Cost $160,080)		113,470
Information Technology – 1.44%
Computers & Peripherals – 0.54%
Dell Inc. (a)	1,089	13,231
Semiconductor &
Semiconductor Equipment – 0.90%
Intel Corp.	1,363	21,808
Total Information Technology (Cost $49,972)		35,039

The accompanying notes are an integral part of these financial statements.

ActivePassive Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2008

	Shares	Value
COMMON STOCKS – 33.05% (Continued)
Materials – 0.84%
Metals & Mining – 0.84%
Alcoa, Inc.	732	$8,425
Freeport-McMoRan Copper & Gold, Inc.	414	12,047
Total Materials (Cost $54,598)		20,472
Telecommunication Services – 0.85%
Diversified Telecommunication Services – 0.85%
AT&T, Inc.	771	20,640
Total Telecommunication Services (Cost $27,106)		20,640
Utilities – 1.51%
Electric Utilities – 0.48%
FPL Group, Inc.	245	11,574
Multi-Utilities & Unregulated Power – 1.03%
Public Service Enterprise Group, Inc.	891	25,082
Total Utilities (Cost $52,955)		36,656
TOTAL COMMON STOCKS (Cost $1,048,771)		803,785
CLOSED-END FUNDS – 0.30%
John Hancock Bank and Thrift Opportunity Fund	1,649	7,338
TOTAL CLOSED-ENDED FUNDS (Cost $9,200)		7,338
EXCHANGE-TRADED FUNDS – 63.85%
Vanguard Value ETF	35,363	1,552,790
TOTAL EXCHANGE-TRADED FUNDS
(Cost $2,109,576)		1,552,790
SHORT-TERM INVESTMENTS – 2.74%
Investment Companies – 2.74%
Fidelity Institutional Money Market Portfolio	66,531	66,531
TOTAL SHORT-TERM INVESTMENTS
(Cost $66,531)		66,531
Total Investments (Cost $3,234,078) – 99.94%		2,430,444
Other Assets in Excess of Liabilities – 0.06%		1,362
TOTAL NET ASSETS – 100.00%		$2,431,806

The accompanying notes are an integral part of these financial statements.

ActivePassive Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2008

FOOTNOTES
Percentages are stated as a percent of net assets.
(a)	Non Income Producing
(b)	Foreign Issued Security

FAS 157 – Summary of Fair Value Exposure at October 31, 2008
Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 -	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2008:

	Investments	Other Financial
Description	in Securities	Instruments*
Level 1 - Quoted prices	$2,430,444	$—
Level 2 - Other significant observable inputs	—	—
Level 3 - Significant unobservable inputs	—	—
Total	$2,430,444	$—

*
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

The accompanying notes are an integral part of these financial statements.

ActivePassive Small/Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS
October 31, 2008

	Shares	Value
COMMON STOCKS – 46.32%
Consumer Discretionary – 9.11%
Commercial Services & Supplies – 1.07%
DeVry, Inc.	765	$43,368
Diversified Consumer Services – 0.65%
Capella Education Co. (a)	555	26,307
Hotels, Restaurants & Leisure – 0.58%
Bally Technologies, Inc. (a)	1,060	23,479
Household Durables – 0.52%
Tupperware Brands Corp.	825	20,872
Internet & Catalog Retail – 1.28%
Netflix Inc. (a)	1,415	35,035
VistaPrint Ltd. (a)(b)	990	16,899
		51,934
Media – 0.48%
Focus Media Holding Ltd. - ADR (a)(b)	1,049	19,438
Multiline Retail – 1.00%
Big Lots, Inc. (a)	1,655	40,432
Specialty Retail – 2.19%
Children’s Place Retail Stores, Inc. (a)	885	29,586
GameStop Corp. (a)	781	21,392
Guess?, Inc.	885	19,266
Urban Outfitters, Inc. (a)	850	18,479
		88,723
Textiles, Apparel & Luxury Goods – 1.34%
Deckers Outdoor Corp. (a)	290	24,609
The Warnaco Group, Inc. (a)	996	29,691
		54,300
Total Consumer Discretionary (Cost $528,525)		368,853
Consumer Staples – 0.59%
Beverages – 0.59%
Fomento Economico Mexicano SA de CV - ADR (b)	937	23,697
Total Consumer Staples (Cost $23,341)		23,697

The accompanying notes are an integral part of these financial statements.

ActivePassive Small/Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2008

	Shares	Value
COMMON STOCKS – 46.32% (Continued)
Energy – 4.27%
Energy Equipment & Services – 3.00%
Cameron International Corp. (a)	671	$16,278
Core Laboratories N.V. (b)	290	21,373
Dawson Geophysical Co. (a)	540	13,246
Dril-Quip, Inc. (a)	640	15,808
FMC Technologies, Inc. (a)	630	22,044
Oil States International, Inc. (a)	700	16,191
Superior Energy Services, Inc. (a)	760	16,203
		121,143
Oil & Gas – 1.27%
Carrizo Oil & Gas, Inc. (a)	682	15,952
Parallel Petroleum Corp. (a)	1,665	6,677
Petroleum Development Corp. (a)	725	15,015
Quicksilver Resources Inc. (a)	1,320	13,820
		51,464
Total Energy (Cost $435,935)		172,607
Financials – 1.39%
Capital Markets – 0.65%
Knight Capital Group, Inc. - Class A (a)	1,825	26,390
Diversified Financial Services – 0.74%
The Nasdaq OMX Group, Inc. (a)	915	29,701
Total Financials (Cost $69,417)		56,091
Health Care – 11.50%
Biotechnology – 3.89%
Cubist Pharmaceuticals, Inc. (a)	1,760	44,686
Invitrogen Corp. (a)	764	21,996
Martek Biosciences Corp. (a)	1,020	30,427
OSI Pharmaceuticals, Inc. (a)	885	33,586
United Therapeutics Corp. (a)	310	27,041
		157,736
Health Care Equipment & Supplies – 2.85%
Bio-Rad Labs, Inc. (a)	320	27,322

The accompanying notes are an integral part of these financial statements.

ActivePassive Small/Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2008

	Shares	Value
COMMON STOCKS – 46.32% (Continued)
Health Care – 11.50% (Continued)
Health Care Equipment &
Supplies – 2.85% (Continued)
Conmed Corp. (a)	1,365	$35,763
Cynosure, Inc. (a)	1,360	11,914
Mindray Medical International Ltd. - ADR (b)	880	18,973
Resmed, Inc. (a)	622	21,310
		115,282
Health Care Providers & Services – 3.16%
Almost Family, Inc. (a)	830	39,973
Amedisys, Inc. (a)	686	38,697
Gentiva Health Services, Inc. (a)	1,080	29,322
Icon plc - ADR (a)(b)	785	19,915
		127,907
Life Sciences Tools & Services – 0.35%
PAREXEL International Corp. (a)	1,380	14,352
Medical Devices – 0.41%
Intuitive Surgical, Inc. (a)	95	16,415
Pharmaceuticals – 0.84%
Perrigo Co.	995	33,830
Total Health Care (Cost $529,863)		465,522
Industrials – 7.09%
Aerospace & Defense – 1.12%
Esterline Technologies Corp. (a)	695	25,055
Rockwell Collins, Inc.	540	20,104
		45,159
Commercial Services & Supplies – 1.57%
Clean Harbors, Inc. (a)	465	30,490
FTI Consulting Inc. (a)	570	33,203
		63,693
Construction & Engineering – 1.35%
Chicago Bridge & Iron Co. N.V. (b)	775	9,602

The accompanying notes are an integral part of these financial statements.

ActivePassive Small/Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2008

	Shares	Value
COMMON STOCKS – 46.32% (Continued)
Industrials – 7.09% (Continued)
Construction & Engineering – 1.35% (Continued)
EMCOR Group, Inc. (a)	1,490	$26,477
Foster Wheeler Ltd. (a)(b)	680	18,632
		54,711
Machinery – 2.53%
AGCO Corp. (a)	545	17,178
Barnes Group Inc.	1,489	21,605
Bucyrus International, Inc.	770	18,580
CIRCOR International, Inc.	530	16,244
Gardner Denver Inc. (a)	769	19,702
The Manitowoc Co., Inc.	910	8,954
		102,263
Rail & Rail – 0.52%
Kansas City Southern (a)	675	20,837
Total Industrials (Cost $511,583)		286,663
Information Technology – 10.72%
Communications Equipment – 1.71%
CommScope, Inc. (a)	770	11,327
Comtech Telecommunications Corp. (a)	685	33,168
InterDigital, Inc. (a)	1,132	24,655
		69,150
Electronic Equipment & Instruments – 2.58%
Amphenol Corp.	795	22,777
Dolby Laboratories Inc. (a)	813	25,666
FLIR Systems, Inc. (a)	1,120	35,952
SunPower Corp. (a)	522	20,389
		104,784
Information Retrieval Services – 0.81%
Shanda Interactive Entertainment Ltd. - ADR (a)(b)	1,185	32,765
Internet Software & Services – 1.47%
Baidu.com, Inc. - ADR (a)(b)	125	25,750

The accompanying notes are an integral part of these financial statements.

ActivePassive Small/Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2008

	Shares	Value
COMMON STOCKS – 46.32% (Continued)
Information Technology – 10.72% (Continued)
Internet Software & Services – 1.47% (Continued)
Sohu.com, Inc. (a)	610	$33,513
		59,263
IT Services – 1.29%
Hewitt Associates, Inc. (a)	890	24,822
ManTech International Corp. (a)	507	27,348
		52,170
Semiconductor &
Semiconductor Equipment – 0.19%
JA Solar Holdings Co., Ltd. - ADR (a)(b)	1,615	7,752
Software – 2.28%
ANSYS, Inc. (a)	890	25,481
JDA Software Group, Inc. (a)	1,860	26,561
Perfect World Co., Ltd. - ADR (a)(b)	1,110	20,679
SPSS, Inc. (a)	835	19,506
		92,227
Wireless Equipment – 0.39%
Sierra Wireless, Inc. (a)(b)	1,785	15,619
Total Information Technology (Cost $622,612)		433,730
Materials – 0.95%
Metals & Mining – 0.95%
Massey Energy Co.	630	14,547
Worthington Industries, Inc.	1,984	23,947
		38,494
Total Materials (Cost $72,272)		38,494
Telecommunication Services – 0.70%
Diversified Telecommunication Services – 0.70%
Tele Norte Leste Participacoes SA - ADR (b)	2,085	28,314
Total Telecommunication Services (Cost $47,539)		28,314
TOTAL COMMON STOCKS (Cost $2,841,087)		1,873,971

The accompanying notes are an integral part of these financial statements.

ActivePassive Small/Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2008

	Shares	Value
EXCHANGE-TRADED FUNDS – 49.73%
Vanguard Mid-Cap Growth Index Fund	27,989	$1,034,473
Vanguard Small-Cap Growth ETF	21,192	977,375
TOTAL EXCHANGE-TRADED FUNDS
(Cost $2,994,741)		2,011,848
SHORT-TERM INVESTMENTS – 5.32%
Investment Companies – 5.32%
Aim Liquid Assets	185,302	185,302
Fidelity Institutional Money Market Portfolio	29,995	29,995
TOTAL SHORT-TERM INVESTMENTS
(Cost $215,297)		215,297
Total Investments (Cost $6,051,125) – 101.37%		4,101,116
Liabilities in Excess of Other Assets – (1.37)%		(55,536)
TOTAL NET ASSETS – 100.00%		$4,045,580

FOOTNOTES
Percentages are stated as a percent of net assets.
ADR  American Depository Receipt
(a)	Non Income Producing
(b)	Foreign Issued Security

FAS 157 – Summary of Fair Value Exposure at October 31, 2008
Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 -	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The accompanying notes are an integral part of these financial statements.

ActivePassive Small/Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2008

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2008:

	Investments	Other Financial
Description	in Securities	Instruments*
Level 1 - Quoted prices	$4,101,116	$—
Level 2 - Other significant observable inputs	—	—
Level 3 - Significant unobservable inputs	—	—
Total	$4,101,116	$—

*
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

The accompanying notes are an integral part of these financial statements.

ActivePassive Small/Mid Cap Value Fund
SCHEDULE OF INVESTMENTS
October 31, 2008

	Shares	Value
COMMON STOCKS – 44.18%
Consumer Discretionary – 4.06%
Auto Components – 0.81%
Tenneco Automotive, Inc. (a)	6,610	$32,455
Hotels, Restaurants & Leisure – 1.23%
PF Chang’s China Bistro, Inc. (a)	2,405	49,206
Household Durables – 0.84%
Jarden Corp. (a)	1,900	33,820
Textiles, Apparel & Luxury Goods – 1.18%
Hanesbrands, Inc. (a)	2,700	47,169
Total Consumer Discretionary (Cost $226,774)		162,650
Consumer Staples – 2.50%
Food Products – 1.91%
Dean Foods Co. (a)	3,505	76,619
Personal Products – 0.59%
Bare Escentuals, Inc. (a)	5,625	23,513
Total Consumer Staples (Cost $122,761)		100,132
Energy – 5.50%
Energy Equipment & Services – 1.70%
Superior Energy Services, Inc. (a)	3,200	68,224
Oil & Gas – 3.80%
Cabot Oil & Gas Corp.	1,580	44,351
Comstock Resources, Inc. (a)	1,025	50,655
Petrohawk Energy Corp. (a)	3,000	56,850
		151,856
Total Energy (Cost $373,268)		220,080
Financials – 13.37%
Accident And Health Insurance – 1.35%
PartnerRe Ltd. (b)	800	54,152
Commercial Banks – 0.84%
Wintrust Financial Corp.	1315	33,664

The accompanying notes are an integral part of these financial statements.

ActivePassive Small/Mid Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2008

	Shares	Value
COMMON STOCKS – 44.18% (Continued)
Financials – 13.37% (Continued)
Insurance – 1.43%
HCC Insurance Holdings, Inc.	2,600	$57,356
Real Estate – 9.26%
Annaly Capital Management, Inc.	6,900	95,910
Capstead Mortgage Corp.	4,405	44,270
Host Hotels & Resorts, Inc.	5,085	52,579
LTC Properties, Inc.	3,000	72,510
OMEGA Healthcare Investors, Inc.	4,200	63,294
Potlatch Corp.	1,260	41,845
		370,408
Thrifts & Mortgage Finance – 0.49%
Peoples United Financial, Inc.	1,120	19,600
Total Financials (Cost $593,792)		535,180
Health Care – 3.04%
Health Care Equipment & Supplies – 1.05%
Varian, Inc. (a)	1,145	42,193
Health Care Technology – 0.98%
Allscripts Healthcare Solutions, Inc.	6,015	39,098
Pharmaceuticals – 1.01%
Sepracor, Inc. (a)	3,040	40,493
Total Health Care (Cost $115,954)		121,784
Industrials – 6.48%
Aerospace & Defense – 0.97%
Alliant Techsystems, Inc. (a)	470	38,794
Commercial Services & Supplies – 4.96%
FTI Consulting Inc. (a)	1,625	94,656
Navigant Consulting, Inc. (a)	3,200	51,744
Republic Services, Inc.	2,200	52,140
		198,540

The accompanying notes are an integral part of these financial statements.

ActivePassive Small/Mid Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2008

	Shares	Value
COMMON STOCKS – 44.18% (Continued)
Industrials – 6.48% (Continued)
Oil, Gas & Consumable Fuels – 0.55%
StealthGas, Inc. (b)	3,205	$22,114
Total Industrials (Cost $326,265)		259,448
Information Technology – 5.56%
Communication Equipment – 2.07%
Arris Group, Inc. (a)	6,200	42,842
Harmonic, Inc. (a)	5,618	39,944
		82,786
Computers & Peripherals – 0.24%
Hypercom Corp. (a)	5,021	9,791
Electronic Equipment & Instruments – 0.68%
Cogent Inc. (a)	2,960	27,054
Internet Software & Services – 1.02%
Valueclick, Inc. (a)	5,514	40,804
Software – 1.55%
Fair Isaac Corp.	1,700	26,503
Macrovision Solutions Corp. (a)	3,225	35,733
		62,236
Total Information Technology (Cost $264,096)		222,671
Materials – 1.38%
Chemicals – 1.38%
Terra Industries Inc.	1,386	30,478
Zep, Inc.	1,184	24,923
		55,401
Total Materials (Cost $81,386)		55,401
Services – 0.58%
Truck Rental And Leasing,
Without Drivers – 0.58%
Wright Express Corp. (a)	1,700	23,273
Total Services (Cost $57,358)		23,273

The accompanying notes are an integral part of these financial statements.

ActivePassive Small/Mid Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2008

	Shares	Value
COMMON STOCKS – 44.18% (Continued)
Telecommunication Services – 0.31%
Diversified Telecommunication Services – 0.31%
Neustar, Inc. (a)	627	$12,352
Total Telecommunication Services (Cost $9,441)		12,352
Utilities – 1.40%
Electric Utilities – 1.40%
UIL Holdings Corp.	1,700	56,100
Total Utilities (Cost $52,105)		56,100
TOTAL COMMON STOCKS (Cost $2,225,082)		1,769,071
EXCHANGE-TRADED FUNDS – 48.82%
Vanguard Mid-Cap Value Index Fund	27,643	952,302
Vanguard Small-Cap Value ETF	21,627	1,002,195
TOTAL EXCHANGE-TRADED FUNDS
(Cost $2,720,314)		1,954,497
SHORT-TERM INVESTMENTS – 8.53%
Investment Companies – 8.53%
Fidelity Institutional Money Market Portfolio	341,393	341,393
TOTAL SHORT-TERM INVESTMENTS
(Cost $341,393)		341,393
Total Investments (Cost $5,284,907) – 101.53%		4,064,961
Liabilities in Excess of Other Assets – (1.53)%		(61,207)
TOTAL NET ASSETS – 100.00%		$4,003,754

FOOTNOTES
Percentages are stated as a percent of net assets.
(a)	Non Income Producing
(b)	Foreign Issued Security

The accompanying notes are an integral part of these financial statements.

ActivePassive Small/Mid Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2008

FAS 157 – Summary of Fair Value Exposure at October 31, 2008
Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 -	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2008:

	Investments	Other Financial
Description	in Securities	Instruments*
Level 1 - Quoted prices	$4,064,961	$—
Level 2 - Other significant observable inputs	—	—
Level 3 - Significant unobservable inputs	—	—
Total	$4,064,961	$—

*
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

The accompanying notes are an integral part of these financial statements.

ActivePassive International Equity Fund
SCHEDULE OF INVESTMENTS
October 31, 2008

	Shares	Value
COMMON STOCKS – 40.76%
Australia – 1.22%
BHP Billiton Ltd. (b)	2,433	$45,256
Cochlear Ltd. (b)	1,029	38,978
		84,234
Belgium – 0.68%
Anheuser-Busch InBev NV (b)	1,051	42,162
KBC Groep NV (b)	115	4,910
		47,072
Bermuda – 0.80%
Esprit Holdings Ltd. (b)	5,700	31,626
Li & Fung Ltd. (b)	12,000	23,535
		55,161
Brazil – 0.33%
Petroleo Brasileiro SA - ADR (b)	1,067	23,549
Canada – 1.43%
Canadian Natural Resources Ltd. (b)	600	30,276
Canadian National Railway Co. (b)	800	34,727
Suncor Energy, Inc. (b)	1,400	33,627
		98,630
Denmark – 0.83%
Novo Nordisk A/S (b)	1,077	57,516
Finland – 0.47%
Nokia Oyj (b)	2,088	32,414
France – 1.72%
Axa (b)	1,818	34,409
Cap Gemini SA (b)	630	20,130
Total SA (b)	1,186	64,720
		119,259
Germany – 4.09%
Bayer AG (b)	1,153	63,426
Deutsche Boerse AG (b)	241	19,041
Henkel AG & Co. KGaA (b)	1,065	30,555
Merck KGaA (b)	571	50,638

The accompanying notes are an integral part of these financial statements.

ActivePassive International Equity Fund
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2008

	Shares	Value
COMMON STOCKS – 40.76% (Continued)
Germany – 4.09% (Continued)
Porsche Automobil Holdings SE (b)	588	$52,003
Puma AG Rudolf Dassler Sport (b)	194	32,498
Siemens AG (b)	588	34,819
		282,980
Greece – 0.23%
OPAP SA (b)	729	15,851
Hong Kong – 1.11%
China Mobile Ltd. (b)	3,368	29,464
Hutchison Whampoa Ltd. (b)	9,000	47,613
		77,077
India – 1.05%
Infosys Technologies Ltd. - ADR (b)	2,489	72,978
Indonesia – 0.23%
PT Telekomunikasi Indonesia (b)	31,500	15,605
Ireland – 0.36%
CRH PLC (b)	1,116	24,608
Israel – 1.41%
Teva Pharmaceutical Industries Ltd. - ADR (b)	2,279	97,724
Italy – 1.31%
Eni SpA (b)	2,512	59,327
Finmeccanica SpA (b)	2,555	31,523
		90,850
Japan – 4.24%
DENSO Corp. (b)	200	3,784
FANUC Ltd. (b)	700	45,193
Hoya Corp. (b)	1,800	32,031
Keyence Corp. (b)	300	56,370
NIDEC Corp. (b)	1,100	55,720
Nintendo Co., Ltd. (b)	100	31,063
Suzuki Motor Corp. (b)	1,400	19,953
Toyota Motor Corp. (b)	1,300	49,223
		293,337

The accompanying notes are an integral part of these financial statements.

ActivePassive International Equity Fund
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2008

	Shares	Value
COMMON STOCKS – 40.76% (Continued)
Luxembourg – 0.02%
Reinet Investments (a)	120	$1,236
Mexico – 1.84%
America Movil SAB de C.V. - ADR (b)	1,784	55,197
Desarrolladora Homex SA de C.V. - ADR (a)(b)	830	19,322
Grupo Televisa SA - ADR (b)	2,473	43,673
Urbi, Desarrollos Urbanos, SA de C.V. (a)(b)	6,300	8,979
		127,171
Netherlands – 1.02%
Heineken Holdings NV (b)	1,178	35,584
TNT NV (b)	1,698	35,276
		70,860
Norway – 0.16%
Petroleum Geo-Services ASA (a)(b)	2,296	11,301
Singapore – 1.10%
Keppel Corp. Ltd. (b)	7,000	21,146
Singapore Technologies Engineering Ltd	1,000	2,300
United Overseas Bank Ltd. (b)	6,000	52,677
		76,123
South Africa – 0.08%
Standard Bank Group Ltd. (b)	672	5,293
Spain – 1.31%
Banco Santander SA (b)	1,878	20,035
Telefonica SA (b)	3,835	70,484
		90,519
Switzerland – 4.74%
Compagnie Financiere Richemont SA (b)	872	18,332
Nestle SA (b)	2,552	99,026
Roche Holding AG (b)	778	118,609
Sonova Holding AG (b)	722	29,884
Syngenta AG (b)	334	62,209
		328,060

The accompanying notes are an integral part of these financial statements.

ActivePassive International Equity Fund
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2008

	Shares	Value
COMMON STOCKS – 40.76% (Continued)
Taiwan – 0.60%
Taiwan Semiconductor
Manufacturing Co., Ltd. - ADR (b)	4,999	$41,292
Turkey – 0.26%
Akbank TAS (b)	5,307	17,947
United Kingdom – 8.12%
Aviva PLC (b)	3,453	20,450
British American Tobacco PLC (b)	532	14,555
Capita Group PLC (b)	3,480	35,731
Compass Group PLC (b)	10,287	47,638
Imperial Tobacco Group PLC (b)	3,615	96,866
Informa PLC (b)	5,514	18,658
International Power PLC (b)	8,336	29,715
Reckitt Benckiser Group PLC (b)	1,466	61,578
Reed Elsevier PLC (b)	5,240	45,960
Shire Ltd. (b)	3,656	48,188
Tesco PLC (b)	11,393	62,230
Vodafone Group PLC (b)	27,219	52,172
WPP Group PLC (b)	4,627	27,924
		561,665
TOTAL COMMON STOCKS (Cost $4,364,428)		2,820,312
RIGHTS – 0.01%
Finmeccanica SpA Rights	2,050	836
TOTAL RIGHTS (Cost $6,541)		836
CLOSED-END FUNDS – 0.34%
India Fund, Inc.	1,151	23,423
TOTAL CLOSED-END FUNDS (Cost $45,875)		23,423
EXCHANGE-TRADED FUNDS – 52.45%
iShares MSCI EAFE Index Fund	80,787	3,604,716
iShares MSCI Taiwan Index Fund	2,842	25,066
TOTAL EXCHANGE-TRADED FUNDS
(Cost $5,952,256)		3,629,782

The accompanying notes are an integral part of these financial statements.

ActivePassive International Equity Fund
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2008

	Shares	Value
SHORT-TERM INVESTMENTS – 7.16%
Investment Companies – 7.16%
Fidelity Institutional Money Market Portfolio	495,187	$495,187
TOTAL SHORT-TERM INVESTMENTS
(Cost $495,187)		495,187
Total Investments (Cost $10,864,287) – 100.72%		6,969,540
Liabilities in Excess of Other Assets – (0.72)%		(49,774)
TOTAL NET ASSETS – 100.00%		$6,919,766

FOOTNOTES
Percentages are stated as a percent of net assets.
ADR  American Depository Receipt
(a)	Non Income Producing
(b)	Foreign Issued Security

FAS 157 – Summary of Fair Value Exposure at October 31, 2008
Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 -	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2008:

	Investments	Other Financial
Description	in Securities	Instruments*
Level 1 - Quoted prices	$6,862,341	$—
Level 2 - Other significant observable inputs	107,199	—
Level 3 - Significant unobservable inputs	—	—
Total	$6,969,540	$—

*
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

The accompanying notes are an integral part of these financial statements.

ActivePassive International Equity Fund
PORTFOLIO DIVERSIFICATION
October 31, 2008

Consumer Discretionary	$458,960	6.63%
Consumer Staples	442,555	6.40%
Energy	222,799	3.22%
Financials	176,000	2.54%
Health Care	441,536	6.38%
Industrials	288,328	4.17%
Information Technology	341,998	4.94%
Materials	195,499	2.83%
Telecommunication Services	222,922	3.22%
Utilities	29,715	0.43%
Total Foreign Common Stocks	2,820,312	40.76%
Total Rights	836	0.01%
Total Closed-End Funds	23,423	0.34%
Total Exchange-Traded Funds	3,629,782	52.45%
Total Short Term Investments	495,187	7.16%
Total Investments	6,969,540	100.72%
Liabilities in Excess of Other Assets	(49,774)	(0.72%)
Total Net Assets	$6,919,766	100.00%

The accompanying notes are an integral part of these financial statements.

ActivePassive Emerging Markets Equity Fund
SCHEDULE OF INVESTMENTS
October 31, 2008

	Shares	Value
COMMON STOCKS – 86.50%
Bahamas – 0.43%
Ultrapetrol Bahamas Ltd. (a)(b)	3,315	$13,724
Bermuda – 1.08%
Credicorp Ltd. (b)	888	34,872
Brazil – 15.23%
Banco Bradesco SA - ADR (b)	6,085	71,194
Bco Do Brasil SA (b)	2,600	17,725
BM&F Bovespa SA (b)	6,563	17,540
Companhia Energetica de Minas Gerais - ADR (b)	3,361	51,121
Companhia de Bebidas das Americas - ADR (b)	726	30,855
Companhia Vale do Rio Doce - ADR (b)	8,083	94,652
GVT Holding SA Com NPV (b)	3,200	34,725
Petroleo Brasileiro SA - ADR (b)	4,513	121,355
Tele Norte Leste Participacoes SA - ADR (b)	2,253	30,596
Usiminas Siderurgicas de Minas Gerais SA (b)(c)	1,651	21,338
		491,101
Cayman Islands – 0.84%
China Medical Technologies, Inc. - ADR (b)	1,107	26,978
Chile – 1.26%
Enersis SA - ADR (b)	2,820	40,608
China – 7.83%
China Communications Construction Co., Ltd. (b)	40,000	27,251
China Construction Bank Corp. (b)	79,000	37,716
China Railway Group Ltd. (a)(b)	75,000	42,580
China Shenhua Energy Co., Ltd. (b)	10,500	18,968
PetroChina Co. Ltd. - ADR (b)	371	27,669
Ping An Insurance Co., of China Ltd. (b)	10,000	41,290
China Petroleum and Chemical Corporation (b)	42,000	27,259
Weichai Power Co., Ltd. (b)	13,000	29,858
		252,591
Colombia – 1.60%
Bancolombia SA - ADR (b)	1,241	24,237
Ecopetrol SA - ADR (b)	1,615	27,374
		51,611

The accompanying notes are an integral part of these financial statements.

ActivePassive Emerging Markets Equity Fund
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2008

	Shares	Value
COMMON STOCKS – 86.50% (Continued)
Hong Kong – 8.14%
China Mobile Ltd. - ADR (b)	2,622	$115,080
China Overseas Land & Investment Ltd. (b)	28,000	30,637
CNOOC Ltd. (b)	36,000	29,264
Denway Motors Ltd. (b)	160,000	38,606
Ind & Com Bank of China (b)	107,000	48,875
		262,462
India – 6.04%
Dr. Reddy’s Laboratories Ltd. - ADR (b)	5,408	45,752
HDFC Bank Ltd. - ADR (b)	1,049	68,814
Infosys Technologies Ltd. - ADR (b)	2,064	60,516
Larsen & Toubro Ltd. - ADR (a)(b)(c)	1,214	19,813
		194,895
Indonesia – 2.21%
PT Bumi Resources Tbk (b)(d)	40,500	8,081
PT Indosat Tbk - ADR (b)	2,600	63,154
		71,235
Israel – 2.06%
Teva Pharmaceutical Industries Ltd. - ADR (b)	1,552	66,550
Luxembourg – 0.33%
Evraz Group SA - ADR (b)(c)	696	10,718
Malaysia – 2.09%
Bumiputra-Commerce Holdings Bhd (b)	18,300	31,436
IOI Corp. Bhd (b)	46,100	35,961
		67,397
Mexico – 5.59%
America Movil SAB de CV - ADR (b)	2,548	78,835
Fomento Economico Mexicano,
SAB de CV - ADR (b)	979	24,759
Grupo Carso SA de CV - ADR (b)	3,217	17,862
Grupo Televisa SA de CV - ADR (b)	1,093	19,302
Wal-Mart de Mexico SAB de CV - ADR (b)	1,443	39,389
		180,147

The accompanying notes are an integral part of these financial statements.

ActivePassive Emerging Markets Equity Fund
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2008

	Shares	Value
COMMON STOCKS – 86.50% (Continued)
Russia – 7.52%
Gazprom - ADR (a)(b)	5,667	$115,890
LUKOIL - ADR (b)	1,179	43,623
Mining and Metallurgical Co.
Norilsk Nickel - ADR (b)	3,197	31,171
Mobile Telesystems - ADR (b)	1,325	51,874
		242,558
South Africa – 7.31%
Impala Platinum Holdings Ltd. - ADR (b)	2,245	22,997
Massmart Holdings Ltd. (b)	6,410	57,051
MTN Group Ltd. (b)	3,292	36,709
Naspers Ltd. - ADR (b)	2,800	46,051
Sasol - ADR (b)	1,176	34,022
Standard Bank Group Ltd. (b)	4,917	38,732
		235,562
South Korea – 9.46%
Hyundai Motor Co. - ADR (a)(b)(c)	1,966	44,774
KB Financial Group, Inc. - ADR (a)(b)	1,613	39,696
POSCO - ADR (b)	885	59,463
Samsung Electronics Co., Ltd. - ADR (a)(b)(c)	571	118,318
SK Telecom Co., Ltd. - ADR (b)	2,482	42,715
		304,966
Taiwan – 4.97%
Hon Hai Precision Industry Co., Ltd. - ADR (b)(c)	7,714	37,422
Taiwan Semiconductor
Manufacturing Co., Ltd. - ADR (b)	14,886	122,958
		160,380
United Kingdom – 1.56%
HSBC Holdings (b)	2,000	23,742
Standard Chartered (b)	1,700	26,432
		50,174
United States – 0.95%
NII Holdings Inc. (a)	1,183	30,474
TOTAL COMMON STOCKS (Cost $4,952,999)		2,789,003

The accompanying notes are an integral part of these financial statements.

ActivePassive Emerging Markets Equity Fund
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2008

	Shares	Value
EXCHANGE-TRADED FUNDS – 3.95%
Vanguard Emerging Markets ETF	5,051	$127,336
Total Exchange-Traded Funds (Cost $255,261)		127,336
SHORT-TERM INVESTMENTS – 10.49%
Investment Companies – 10.49%
AIM Liquid Assets	98,804	98,804
AIM Stit-Stic Prime Portfolio	89,566	89,566
Fidelity Institutional Government Portfolio	25,565	25,565
Fidelity Institutional Money Market Portfolio	124,362	124,362
TOTAL SHORT-TERM INVESTMENTS
(Cost $338,297)		338,297
Total Investments (Cost $5,546,557) – 100.94%		3,254,636
Liabilities in Excess of Other Assets – (0.94)%		(30,407)
TOTAL NET ASSETS – 100.00%		$3,224,229

FOOTNOTES
Percentages are stated as a percent of net assets.
ADR  American Depository Receipt
(a)	Non Income Producing
(b)	Foreign Issued Security
(c)	Restricted security under Rule 144A of the Securities Act of 1933 deemed liquid.

FAS 157 – Summary of Fair Value Exposure at October 31, 2008
Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 -	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The accompanying notes are an integral part of these financial statements.

ActivePassive Emerging Markets Equity Fund
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2008

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2008:

	Investments	Other Financial
Description	in Securities	Instruments*
Level 1 - Quoted prices	$3,043,209	$—
Level 2 - Other significant observable inputs	211,427	—
Level 3 - Significant unobservable inputs	—	—
Total	$3,254,636	$—

*
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

The accompanying notes are an integral part of these financial statements.

ActivePassive Emerging Markets Equity Fund
PORTFOLIO DIVERSIFICATION
October 31, 2008

	Value	Percentage
Consumer Discretionary	$304,473	9.44%
Consumer Staples	169,916	5.27%
Energy	489,466	15.18%
Financials	552,938	17.15%
Health Care	139,279	4.32%
Industrials	133,227	4.13%
Information Technology	183,475	5.69%
Materials	240,338	7.45%
Telecommunication Services	484,162	15.02%
Utilities	91,729	2.85%
Total Foreign Common Stock	2,789,003	86.50%
Total Exchange-Traded Funds	127,336	3.95%
Total Short Term Investments	338,297	10.49%
Total Investments	3,254,636	100.94%
Liabilities in Excess of Other Assets	(30,407)	(0.94%)
Total Net Assets	$3,224,229	100.00%

The accompanying notes are an integral part of these financial statements.

ActivePassive Global Bond Fund
SCHEDULE OF INVESTMENTS
October 31, 2008

	Shares	Value
EXCHANGE-TRADED FUNDS – 33.33%
SPDR Lehman International Treasury Bond ETF	17,693	$869,611
TOTAL EXCHANGE-TRADED FUNDS
(Cost $1,001,362)		869,611
OPEN-END FUNDS – 66.22%
Loomis Sayles Global Bond Fund	99,392	1,287,134
Oppenheimer International Bond Fund	79,578	440,861
TOTAL OPEN-END FUNDS (Cost $2,148,521)		1,727,995
SHORT-TERM INVESTMENTS – 0.87%
Investment Companies – 0.87%
Fidelity Institutional Money Market Portfolio	22,749	22,749
TOTAL SHORT-TERM INVESTMENTS
(Cost $22,749)		22,749
Total Investments (Cost $3,172,632) – 100.42%		2,620,355
Liabilities in Excess of Other Assets – (0.42)%		(10,969)
TOTAL NET ASSETS – 100.00%		$2,609,386

FOOTNOTES
Percentages are stated as a percent of net assets.

FAS 157 – Summary of Fair Value Exposure at October 31, 2008
Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 -	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The accompanying notes are an integral part of these financial statements.

ActivePassive Global Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2008

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2008:

	Investments	Other Financial
Description	in Securities	Instruments*
Level 1 - Quoted prices	$2,620,355	$—
Level 2 - Other significant observable inputs	—	—
Level 3 - Significant unobservable inputs	—	—
Total	$2,620,355	$—

*
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

The accompanying notes are an integral part of these financial statements.

ActivePassive Intermediate Taxable Bond Fund
SCHEDULE OF INVESTMENTS
October 31, 2008

	Principal
	Amount	Value
ASSET BACKED SECURITIES – 1.43%
Daimler Chrysler Auto Trust, 5.02%, 07/08/2010	$32,476	$32,261
Discover Card Master Trust, 2.66%, 09/15/2012	30,000	27,970
Household Credit Card Master
Note Trust, 5.10%, 06/15/2012	25,000	24,166
TOTAL ASSET BACKED SECURITIES
(Cost $87,433)		84,397
CORPORATE BONDS – 13.14%
Consumer Discretionary – 0.31%
Food Services and Drinking Places – 0.31%
McDonald’s Corp., 5.80%, 10/15/2017	20,000	18,330
Total Consumer Discretionary (Cost $20,300)		18,330
Consumer Staples – 0.65%
Food & Staples Retailing – 0.41%
CVS Caremark Corp., 5.75%, 06/01/2017	30,000	24,250
Food Products – 0.24%
Campbell Soup Co., 4.875%, 10/01/2013	15,000	14,479
Total Consumer Staples (Cost $44,993)		38,729
Energy – 0.92%
Oil, Gas & Consumable Fuels – 0.92%
ConocoPhillips, 5.625%, 10/15/2016 (a)	30,000	26,370
Occidental Petroleum Corp., 7.00%, 11/01/2013	15,000	15,452
Valero Energy Corp., 6.125%, 06/15/2017	15,000	12,372
		54,194
Total Energy (Cost $59,026)		54,194
Financials – 6.00%
Diversified Financial Services – 5.17%
Bank of America Corp., 4.90%, 05/01/2013	30,000	27,777
Bank of America Corp., 5.75%, 08/15/2016	30,000	24,712
Bank of America Corp., 8.125%, 12/29/2049	30,000	23,285
Citigroup, Inc., 5.625%, 08/27/2012	35,000	30,467
General Electric Capital Corp., 5.25%, 10/19/2012	25,000	23,078
General Electric Capital Corp., 6.00%, 6/15/2012	30,000	28,704

The accompanying notes are an integral part of these financial statements.

ActivePassive Intermediate Taxable Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2008

	Principal
	Amount	Value
CORPORATE BONDS – 13.14% (Continued)
Financials – 6.00% (Continued)
Diversified Financial Services – 5.17% (Continued)
HSBC Finance Corp., 6.375%, 10/15/2011	$30,000	$27,683
JPMorgan Chase & Co., 5.75%, 01/02/2013	30,000	28,574
National Rural Utilities Cooperative
Finance Corp., 7.25%, 03/01/2012	20,000	19,290
PNC Financial Services Group,
Inc., 6.00%, 12/07/2017	35,000	30,442
BSCH Issuances Ltd., 7.625%, 09/14/2010 (a)	20,000	18,868
Wells Fargo & Co., 4.375%, 01/31/2013	25,000	23,103
		305,983
Insurance – 0.83%
American International Group,
Inc., 5.85%, 01/16/2018	20,000	7,267
MetLife, Inc., 5.00%, 06/15/2015	30,000	25,020
Prudential Financial, Inc., 5.15%, 01/15/2013	20,000	17,179
		49,466
Total Financials (Cost $411,571)		355,449
Health Care – 1.19%
Biotechnology – 0.50%
Amgen, Inc., 4.00%, 11/18/2009	30,000	29,557
Chemical Manufacturing – 0.30%
GlaxoSmithKline Capital Inc., 5.65%, 05/15/2018	20,000	17,756
Health Care Providers & Services – 0.39%
UnitedHealth Group Inc., 4.875%, 04/01/2013	25,000	23,305
Total Health Care (Cost $74,392)		70,618
Industrials – 0.68%
Machinery – 0.31%
Caterpillar Financial Services
Corporation, 4.85%, 12/07/2012	20,000	18,596

The accompanying notes are an integral part of these financial statements.

ActivePassive Intermediate Taxable Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2008

	Principal
	Amount	Value
CORPORATE BONDS – 13.14% (Continued)
Industrials – 0.68% (Continued)
Road & Rail – 0.37%
Burlington Northern Santa Fe
Corp., 5.75%, 03/15/2018	$15,000	$13,159
Canadian National Railway,
5.55%, 05/15/2018 (a)	10,000	8,715
		21,874
Total Industrials (Cost $44,615)		40,470
Information Technology – 0.66%
Computers & Peripherals – 0.24%
Hewlett-Packard Co., 4.50%, 03/01/2013	15,000	13,967
Software – 0.42%
Oracle Corp., 5.00%, 01/15/2011	25,000	24,806
Total Information Technology (Cost $40,370)		38,773
Materials – 0.43%
Precious Metals – 0.43%
Barrick Gold Finance Co., 4.875%, 11/15/2014	30,000	25,283
Total Materials (Cost $28,690)		25,283
Telecommunication Services – 1.78%
Diversified Telecommunication Services – 1.38%
AT&T Inc., 5.50%, 02/01/2018	45,000	38,300
Verizon Communications Inc.,
5.25%, 04/15/2013	15,000	13,800
Verizon Communications Inc.,
7.375%, 09/01/2012	30,000	29,395
		81,495
Wireless Telecommunication Services – 0.40%
Vodafone Group Plc, 5.50%, 06/15/2011 (a)	25,000	23,893
Total Telecommunication Services (Cost $116,412)		105,388

The accompanying notes are an integral part of these financial statements.

ActivePassive Intermediate Taxable Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2008

	Principal
	Amount	Value
CORPORATE BONDS – 13.14% (Continued)
Utilities – 0.52%
Electric Utilities – 0.52%
MidAmerican Energy Holdings, 5.75%, 04/01/2018	$15,000	$12,571
Peco Energy Co., 4.75%, 10/01/2012	20,000	18,488
Total Utilities (Cost $35,154)		31,059
TOTAL CORPORATE BONDS (Cost $875,523)		778,293
U.S. GOVERNMENT AGENCY ISSUES – 16.03%
FAMCA, 6.71%, 07/28/2014	20,000	21,996
FHLB, 4.00%, 09/06/2013	165,000	162,367
FHLB, 5.00%, 11/17/2017	215,000	210,327
FHLMC, 5.394%, 02/01/2036	27,338	27,613
FNMA, 4.816%, 01/01/2033	20,213	20,241
FNMA, 4.876%, 04/01/2035	134,132	133,986
FNMA, 6.00%, 07/01/2037	97,797	97,817
FNMA, 6.00%, 11/14/2037	50,000	49,977
FNMA, 5.50%, 01/01/2038	59,691	58,360
FNMA, 5.50%, 09/01/2038	60,000	58,656
GNMA, 6.50%, 07/15/2032	11,347	11,527
GNMA, 7.50%, 04/15/2030	7,536	7,952
GNMA, 7.50%, 11/15/2030	475	500
GNMA, 8.00%, 06/15/2030	2,306	2,466
GNSF, 6.00%, 11/01/2033	85,000	85,013
TOTAL U.S. GOVERNMENT AGENCY ISSUES
(Cost $971,580)		948,798
U.S. TREASURY OBLIGATIONS – 18.20%
U.S. Treasury Inflation Index – 1.65%
2.00%, 01/15/2014	106,727	97,797
		97,797
U.S. Treasury Note – 16.55%
2.00%, 02/28/2010	255,000	256,753
2.625%, 07/15/2017	132,151	123,882
2.75%, 02/28/2013	70,000	70,990

The accompanying notes are an integral part of these financial statements.

ActivePassive Intermediate Taxable Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2008

	Principal
	Amount	Value
U.S. TREASURY OBLIGATIONS – 18.20% (Continued)
U.S. Treasury Note – 16.55% (Continued)
4.00%, 08/15/2018	$15,000	$15,025
4.625%, 08/31/2011	475,000	512,852
		979,502
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,099,265)		1,077,299

	Shares
EXCHANGE-TRADED FUNDS – 48.23%
Vanguard Total Bond Market ETF	39,064	2,855,188
TOTAL EXCHANGE-TRADED FUNDS
(Cost $3,000,179)		2,855,188
SHORT-TERM INVESTMENTS – 4.55%
Investment Companies – 4.55%
Fidelity Institutional Money Market Portfolio	269,276	269,276
TOTAL SHORT-TERM INVESTMENTS
(Cost $269,276)		269,276
Total Investments (Cost $6,303,256) – 101.58%		6,013,251
Liabilities in Excess of Other Assets – (1.58)%		(93,324)
TOTAL NET ASSETS – 100.00%		$5,919,927

FOOTNOTES
Percentages are stated as a percent of net assets.
(a)  Foreign Issued Security
FAMCA  Federal Agricultural Mortgage Corp.
FHLB  Federal Home Loan Bank
FHLMC  Federal Home Loan Mortgage Corp.
FNMA  Federal National Mortgage Assoc.
GNMA  Government National Mortgage Assoc.
GNSF  Ginnie Mae Single Family

The accompanying notes are an integral part of these financial statements.

ActivePassive Intermediate Taxable Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2008

FAS 157 – Summary of Fair Value Exposure at October 31, 2008
Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 -	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2008:

	Investments	Other Financial
Description	in Securities	Instruments*
Level 1 - Quoted prices	$3,124,464	$—
Level 2 - Other significant observable inputs	2,888,787	—
Level 3 - Significant unobservable inputs	—	—
Total	$6,013,251	$—

*
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

The accompanying notes are an integral part of these financial statements.

ActivePassive Intermediate Municipal Bond Fund
SCHEDULE OF INVESTMENTS
October 31, 2008

	Principal
	Amount	Value
MUNICIPAL BONDS – 39.36%
Arizona – 1.84%
City of Phoenix Civic Improvement
Corporation, 5.50%, 07/01/2018	$125,000	$134,694
California – 6.37%
California Health Facilities Financing
Authority, 5.50%, 07/01/2025	75,000	66,392
State of California Department of
Water Resources, 5.00%, 05/01/2018	100,000	102,815
State of California Department of
Water Resources, 5.00%, 12/01/2021	150,000	149,709
The Regents of the University of California
Limited Project, 5.00%, 05/15/2021	150,000	147,668
		466,584
Florida – 5.90%
Florida State Turnpike
Authority, 5.00%, 07/01/2020	150,000	148,944
State of Florida Department
of Transportation, 5.25%, 07/01/2015	150,000	159,969
State of Florida Full Faith and Credit
State Board of Education, 5.00%, 06/01/2022	125,000	123,781
		432,694
Georgia – 1.78%
Metropolitan Atlanta Rapid Transit
Authority, 5.00%, 07/01/2017	125,000	130,617
Illinois – 1.81%
University of Illinois, 5.50%, 04/01/2019	125,000	133,044
Massachusetts – 1.76%
Massachusetts Water Pollution
Abatement Trust, 5.00%, 08/01/2018	125,000	128,880
Michigan – 2.09%
State of Michigan State Trunk
Line Fund, 5.00%, 09/01/2019	150,000	153,030

The accompanying notes are an integral part of these financial statements.

ActivePassive Intermediate Municipal Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2008

	Principal
	Amount	Value
MUNICIPAL BONDS – 39.36% (Continued)
New Jersey – 2.10%
New Jersey Economic Development
Authority, 5.00%, 03/01/2017	$150,000	$154,205
New York – 5.19%
New York City Transitional Finance
Authority, 5.00%, 08/01/2020	125,000	126,349
New York State Thruway Authority,
5.00%, 04/01/2017	100,000	103,295
New York State Thruway Authority,
5.00%, 03/15/2021	150,000	150,816
		380,460
North Carolina – 0.64%
North Carolina Eastern Municipal
Power Agency, 5.25%, 01/01/2020	50,000	46,730
Tennessee – 1.04%
The Tennessee Energy Acquisition
Corp., 5.25%, 09/01/2020	100,000	76,156
Texas – 5.00%
City of Houston Texas Combined
Utility System, 5.25%, 05/15/2015	150,000	157,168
City of Houston Texas Combined
Utility System, 5.25%, 05/15/2017	100,000	106,061
Texas Transportation Commission
State Highway, 5.00%, 04/01/2018	100,000	103,306
		366,535
Utah – 2.06%
Intermountain Power Agency
of Utah, 5.25%, 07/01/2020	150,000	150,726
Washington – 1.78%
Energy Northwest, 5.00%, 07/01/2016	125,000	130,152
TOTAL MUNICIPAL BONDS (Cost $3,034,004)		2,884,507

The accompanying notes are an integral part of these financial statements.

ActivePassive Intermediate Municipal Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2008

	Shares	Value
EXCHANGE-TRADED FUNDS – 58.63%
iShares S&P National Municipal Bond Fund	29,741	$2,857,218
Market Vectors Lehman Brothers
AMT-Free Intermediate Municipal ETF	74,429	1,439,457
TOTAL EXCHANGE-TRADED FUNDS
(Cost $4,566,029)		4,296,675
SHORT-TERM INVESTMENTS – 3.91%
Investment Companies – 3.91%
Fidelity Institutional Tax-Exempt Portfolio	286,838	286,838
TOTAL SHORT-TERM INVESTMENTS
(Cost $286,838)		286,838
Total Investments (Cost $7,886,871) – 101.90%		7,468,020
Liabilities in Excess of Other Assets – (1.90)%		(139,329)
TOTAL NET ASSETS – 100.00%		$7,328,691

FOOTNOTES
Percentages are stated as a percent of net assets.

FAS 157 – Summary of Fair Value Exposure at October 31, 2008
Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 -	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The accompanying notes are an integral part of these financial statements.

ActivePassive Intermediate Municipal Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2008

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2008:

	Investments	Other Financial
Description	in Securities	Instruments*
Level 1 - Quoted prices	$4,583,513	$—
Level 2 - Other significant observable inputs	2,884,507	—
Level 3 - Significant unobservable inputs	—	—
Total	$7,468,020	$—

*
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

The accompanying notes are an integral part of these financial statements.

ActivePassive Funds
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2008

	Large Cap	Large Cap	Small/Mid	Small/Mid
	Growth	Value	Cap Growth	Cap Value
	Fund	Fund	Fund	Fund
ASSETS:
Investments, at value (cost $3,062,352,
$3,234,078, $6,051,125, $5,284,907,
$10,864,287, $5,546,557, $3,172,632,
$6,303,256, and $7,886,871, respectively)	$2,305,369	$2,430,444	$4,101,116	$4,064,961
Foreign currencies, at value (cost $0, $0, $0,
$0, $53,348, $0, $0, $0 and $0, respectively)	—	—	—	—
Dividends and interest receivable	1,408	1,592	—	2,175
Receivable for fund shares sold	30,348	26,555	11,381	9,484
Receivable for securities sold	—	35,204	796	26,765
Prepaid expenses and other assets	12,059	12,059	12,053	12,426
Total Assets	2,349,184	2,505,854	4,125,346	4,115,811
LIABILITIES:
Due to custodian	—	—	—	—
Payable for securities purchased	42,797	26,812	23,341	55,587
Payable to Advisor	5,560	7,091	12,883	14,082
Distribution fees payable	430	477	844	838
Accrued administration expense	3,274	2,537	3,409	3,309
Accrued audit expense	18,861	18,861	18,861	18,861
Accrued custody expense	878	1,227	1,111	860
Accrued compliance fees	2,019	1,719	2,019	2,019
Accrued fund accounting expense	10,022	7,233	9,540	9,104
Accrued legal expense	1,989	1,979	1,908	1,908
Accrued service fees	172	191	338	335
Accrued transfer agent expense	2,194	2,243	2,194	2,203
Other accrued expenses and other liabilities	3,708	3,678	3,318	2,951
Total Liabilities	91,904	74,048	79,766	112,057
NET ASSETS	$2,257,280	$2,431,806	$4,045,580	$4,003,754
NET ASSETS CONSIST OF:
Capital stock	$3,071,040	$3,294,547	$6,176,628	$5,869,388
Accumulated net investment income	—	21,286	—	—
Accumulated net realized gain (loss) on:
Investments	(56,777)	(80,393)	(181,039)	(645,688)
Foreign currency related transactions	—	—	—	—
Unrealized net depreciation on:
Investments	(756,983)	(803,634)	(1,950,009)	(1,219,946)
Foreign currency related transactions	—	—	—	—
Total Net Assets	$2,257,280	$2,431,806	$4,045,580	$4,003,754
NET ASSETS
Shares issued and outstanding
(Unlimited number of beneficial
interest authorized, $0.01 par value)	230,252	242,971	457,223	411,327
Net asset value, redemption price per share	$9.80	$10.01	$8.85	$9.73
Maximum offering price per share
(net asset value divided by 94.25%)	$10.40	$10.62	$9.39	$10.32

The accompanying notes are an integral part of these financial statements.

ActivePassive Funds
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
October 31, 2008

	Emerging		Intermediate	Intermediate
International	Markets	Global Bond	Taxable	Municipal
Equity Fund	Equity Fund	Fund	Bond Fund	Bond Fund

$6,969,540	$3,254,636	$2,620,355	$6,013,251	$7,468,020

52,883	—	—	—	—
8,162	9,599	1,825	28,906	41,833
20,864	5,690	24,658	56,903	—
33,111	—	—	—	—
12,044	12,053	12,061	12,053	12,050
7,096,604	3,281,978	2,658,899	6,111,113	7,521,903

5,098	—	—	—	—
106,074	—	8	135,264	133,158
11,688	10,231	6,955	12,349	16,840
1,471	701	567	1,255	1,497
3,409	3,409	2,472	3,309	3,109
18,861	18,861	18,861	18,861	18,861
9,096	5,267	3,370	918	840
2,019	2,019	1,719	2,019	2,019
11,567	9,533	7,511	9,350	9,503
1,793	1,907	1,937	1,869	1,835
589	280	227	502	599
2,428	2,243	2,227	2,192	2,226
2,745	3,298	3,659	3,298	2,725
176,838	57,749	49,513	191,186	193,212
$6,919,766	$3,224,229	$2,609,386	$5,919,927	$7,328,691

$11,019,897	$6,097,916	$3,160,051	$6,226,613	$7,742,798
74,413	32,646	1,612	723	1,677

(279,564)	(614,358)	—	(17,404)	3,067
—	—	—	—	—

(3,894,747)	(2,291,921)	(552,277)	(290,005)	(418,851)
(233)	(54)	—	—	—
$6,919,766	$3,224,229	$2,609,386	$5,919,927	$7,328,691

777,769	428,138	195,465	414,173	518,770
$8.90	$7.53	$13.35	$14.29	$14.13

$9.44	$7.99	$14.16	$15.16	$14.99

The accompanying notes are an integral part of these financial statements.

ActivePassive Funds
STATEMENTS OF OPERATIONS
Period Ended October 31, 2008

	Large Cap	Large Cap	Small/Mid	Small/Mid
	Growth	Value	Cap Growth	Cap Value
	Fund	Fund	Fund	Fund
INVESTMENT INCOME:
Dividend income(1)	$13,795	$41,168	$7,354	$36,473
Interest income	2,381	2,414	3,952	6,436
Total investment income	16,176	43,582	11,306	42,909

EXPENSES:
Investment advisory fees (Note 3)	10,664	11,434	24,372	23,217
Administration fees (Note 3)	29,024	24,537	29,159	29,059
Distribution fees (Note 4)	469	509	868	850
Service fees (Note 5)	179	197	341	337
Fund accounting fees (Note 3)	28,464	23,415	28,611	27,611
Audit fees	18,861	18,861	18,861	18,861
Federal and state registration fees	10,221	10,221	10,221	10,349
Transfer agent fees and expenses (Note 3)	8,488	8,538	8,538	8,538
Chief Compliance Officer
fees and expenses (Note 3)	6,686	6,386	6,686	6,686
Legal fees	5,186	5,186	5,186	5,186
Reports to shareholders	2,768	2,768	2,768	2,768
Trustees’ fees and expenses	5,014	5,014	5,014	5,014
Custody fees (Note 3)	3,918	5,059	4,280	3,780
Insurance expense	1,636	1,636	1,636	1,636
Other	2,089	2,089	2,089	1,689
Total expenses before
reimbursement from Advisor	133,667	125,850	148,630	145,581
Expense reimbursement
from Advisor (Note 3)	(112,682)	(103,554)	(100,199)	(99,804)
Net expenses	20,985	22,296	48,431	45,777
NET INVESTMENT INCOME (LOSS)	$(4,809)	$21,286	$(37,125)	$(2,868)

REALIZED AND
UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	$(56,777)	$(80,393)	$(181,039)	$(645,688)
Foreign currency related transactions	—	—	—	—
Change in unrealized depreciation on:
Investments	(756,983)	(803,634)	(1,950,009)	(1,219,946)
Foreign currency related transactions	—	—	—	—
Net realized and unrealized loss	(813,760)	(884,027)	(2,131,048)	(1,865,634)
NET DECREASE
IN NET ASSETS RESULTING
FROM OPERATIONS	$(818,569)	$(862,741)	$(2,168,173)	$(1,868,502)

(1)	Net of foreign taxes withheld of $0, $0, $154, $0, $6,971, $5,604, $0, $0 and $0, respectively.

The accompanying notes are an integral part of these financial statements.

ActivePassive Funds
STATEMENTS OF OPERATIONS (Continued)
Period Ended October 31, 2008

	Emerging		Intermediate	Intermediate
International	Markets	Global Bond	Taxable	Municipal
Equity Fund	Equity Fund	Fund	Bond Fund	Bond Fund

$167,103	$74,498	$68,820	$67,666	$72,225
12,435	4,360	833	70,631	63,469
179,538	78,858	69,653	138,297	135,694

41,072	26,980	11,787	19,595	24,109
29,159	29,159	24,473	29,059	28,859
1,500	730	640	1,294	1,497
593	282	236	514	599
33,162	29,211	23,252	29,140	28,440
18,861	18,861	18,861	18,861	18,861
10,221	10,221	10,221	10,221	10,221
8,838	8,588	8,538	8,538	8,588

6,686	6,686	6,386	6,686	6,686
5,186	5,186	5,186	5,186	5,186
2,768	2,768	2,768	2,768	2,768
5,014	5,014	5,014	5,014	5,014
34,564	20,014	15,492	3,980	3,530
1,636	1,636	1,636	1,636	1,636
2,089	2,089	2,089	2,089	1,689

201,349	167,425	136,579	144,581	147,683

(120,939)	(121,986)	(117,720)	(100,838)	(93,824)
80,410	45,439	18,859	43,743	53,859
$99,128	$33,419	$50,794	$94,554	$81,835

$(279,564)	$(614,358)	$—	$(17,395)	$3,067
(24,715)	(773)	—	—	—

(3,894,747)	(2,291,921)	(552,277)	(290,005)	(418,851)
(233)	(54)	—	—	—
(4,199,259)	(2,907,106)	(552,277)	(307,400)	(415,784)

$(4,100,131)	$(2,873,687)	$(501,483)	$(212,846)	$(333,949)

The accompanying notes are an integral part of these financial statements.

ActivePassive Funds
STATEMENTS OF CHANGES IN NET ASSETS
Period Ended October 31, 2008*

	Large Cap	Large Cap	Small/Mid	Small/Mid
	Growth	Value	Cap Growth	Cap Value
	Fund	Fund	Fund	Fund
OPERATIONS:
Net investment income (loss)	$(4,809)	$21,286	$(37,125)	$(2,868)
Net realized gain (loss) on securities	(56,777)	(80,393)	(181,039)	(645,688)
Change in unrealized
depreciation on securities	(756,983)	(803,634)	(1,950,009)	(1,219,946)
Net decrease in net assets
resulting from operations	(818,569)	(862,741)	(2,168,173)	(1,868,502)

DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income	—	—	—	—
Total distributions	—	—	—	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed	3,076,914	3,294,836	6,214,465	5,872,256
Dividends reinvested	—	—	—	—
Cost of shares redeemed	(1,065)	(289)	(712)	—
Net increase in net assets derived
from capital share transactions	3,075,849	3,294,547	6,213,753	5,872,256

TOTAL INCREASE IN NET ASSETS	2,257,280	2,431,806	4,045,580	4,003,754

NET ASSETS:
Beginning of period	—	—	—	—
End of period	$2,257,280	$2,431,806	$4,045,580	$4,003,754
Accumulated net investment
income, end of period	$—	$21,286	$—	$—

CHANGES IN SHARES OUTSTANDING:
Shares sold	230,332	242,994	457,277	411,327
Shares issued to holders as
reinvestment of dividends	—	—	—	—
Shares redeemed	(80)	(23)	(54)	—
Net increase in shares outstanding	230,252	242,971	457,223	411,327

*	Commencement of operations for shares was December 31, 2007.

The accompanying notes are an integral part of these financial statements.

ActivePassive Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
Period Ended October 31, 2008*

	Emerging		Intermediate	Intermediate
International	Markets	Global Bond	Taxable	Municipal
Equity Fund	Equity Fund	Fund	Bond Fund	Bond Fund

$99,128	$33,419	$50,794	$94,554	$81,835
(304,279)	(615,131)	—	(17,395)	3,067

(3,894,980)	(2,291,975)	(552,277)	(290,005)	(418,851)

(4,100,131)	(2,873,687)	(501,483)	(212,846)	(333,949)

—	—	(49,182)	(93,840)	(80,158)
—	—	(49,182)	(93,840)	(80,158)

11,019,897	6,123,998	3,125,808	6,162,112	7,687,301
—	—	34,847	66,076	56,329
—	(26,082)	(604)	(1,575)	(832)

11,019,897	6,097,916	3,160,051	6,226,613	7,742,798

6,919,766	3,224,229	2,609,386	5,919,927	7,328,691

—	—	—	—	—
$6,919,766	$3,224,229	$2,609,386	$5,919,927	$7,328,691

$74,413	$32,646	$1,612	$723	$1,677

777,769	430,425	193,213	409,810	514,959

—	—	2,290	4,469	3,870
—	(2,287)	(38)	(106)	(59)
777,769	428,138	195,465	414,173	518,770

*	Commencement of operations for shares was December 31, 2007.

The accompanying notes are an integral part of these financial statements.

ActivePassive Funds
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Period Ended October 31, 2008*

	Large Cap		Large Cap		Small/Mid		Small/Mid
	Growth		Value		Cap Growth		Cap Value
	Fund		Fund		Fund		Fund
PER SHARE DATA:
Net asset value, beginning of period	$15.00		$15.00		$15.00		$15.00

Income from investment operations:
Net investment income (loss)	(0.02)		0.09		(0.08)		(0.01)
Net realized and unrealized
losses on securities	(5.18)		(5.08)		(6.07)		(5.26)
Total from investment operations	(5.20)		(4.99)		(6.15)		(5.27)

Less Distributions:
Dividends from net investment income	—		—		—		—
Total distributions	—		—		—		—

Net asset value, end of period	$9.80		$10.01		$8.85		$9.73

TOTAL RETURN	(34.67%	)+	(33.27%	)+	(41.00%	)+	(35.13%	)+

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$2.3		$2.4		$4.0		$4.0
Ratio of expenses to average net assets:
Before advisory fee waiver	9.39%	^	8.24%	^	4.88%	^	5.02%	^
After advisory fee waiver	1.47%	^	1.46%	^	1.59%	^	1.58%	^
Ratio of net investment income (loss)
to average net assets:
Before advisory fee waiver	(8.26%	)^	(5.39%	)^	(4.51%	)^	(3.54%	)^
After advisory fee waiver	(0.34%	)^	1.39%	^	(1.22%	)^	(0.10%	)^
Portfolio turnover rate	10%	+	23%	+	24%	+	29%	+

*	Commencement of operations was December 31, 2007.
+	Not Annualized.
^	Annualized.

The accompanying notes are an integral part of these financial statements.

ActivePassive Funds
FINANCIAL HIGHLIGHTS (Continued)
For a share outstanding throughout each period

Period Ended October 31, 2008*
		Emerging				Intermediate		Intermediate
International		Markets		Global Bond		Taxable		Municipal
Equity Fund		Equity Fund		Fund		Bond Fund		Bond Fund

$15.00		$15.00		$15.00		$15.00		$15.00

0.13		0.08		0.31		0.30		0.21

(6.23)		(7.55)		(1.66)		(0.71)		(0.87)
(6.10)		(7.47)		(1.35)		(0.41)		(0.66)

—		—		(0.30)		(0.30)		(0.21)
—		—		(0.30)		(0.30)		(0.21)

$8.90		$7.53		$13.35		$14.29		$14.13

(40.67%	)+	(49.80%	)+	(9.27%	)+	(2.77%	)+	(4.47%	)+

$6.9		$3.2		$2.6		$5.9		$7.3

3.92%	^	5.90%	^	8.68%	^	4.42%	^	3.67%	^
1.57%	^	1.60%	^	1.20%	^	1.34%	^	1.34%	^

(0.42%	)^	(3.12%	)^	(4.25%	)^	(0.19%	)^	(0.30%	)^
1.93%	^	1.18%	^	3.23%	^	2.89%	^	2.03%	^
19%	+	84%	+	0%	+	50%	+	2%	+

*	Commencement of operations was December 31, 2007.
+	Not Annualized.
^	Annualized.

The accompanying notes are an integral part of these financial statements.

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS
October 31, 2008

NOTE 1 – ORGANIZATION

The ActivePassive Large Cap Growth Fund, ActivePassive Large Cap Value Fund, ActivePassive Small/Mid Cap Growth Fund, ActivePassive Small/Mid Cap Value Fund, ActivePassive International Equity Fund, ActivePassive Emerging Markets Equity Fund, ActivePassive Global Bond Fund, ActivePassive Intermediate Taxable Bond Fund and ActivePassive Intermediate Municipal Bond Fund (each a “Fund” and collectively the “Funds”) are each non-diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 as an open-end management investment company.  The investment objective of the Funds, except for the ActivePassive Intermediate Taxable Bond Fund and the ActivePassive Global Bond Fund, is long term capital appreciation.  The investment objective of the ActivePassive Intermediate Taxable Bond Fund and the ActivePassive Global Bond Fund is income and capital appreciation.  The Funds are advised by FundQuest Incorporated.  The ActivePassive Large Cap Growth Fund and ActivePassive Small/Mid Cap Value Fund are sub-advised by Transamerica Investment, LLC.  The ActivePassive Small/Mid Cap Growth Fund is sub-advised by Ashfield Capital Partners, LLC.  The ActivePassive International Equity Fund is sub-advised by Invesco AIM Advisors, Inc.  The ActivePassive Emerging Markets Equity Fund is sub-advised by Hansberger Global Investors, Inc.  The ActivePassive Intermediate Taxable Bond Fund is sub-advised by Sage Advisory Services Ltd.  The ActivePassive Intermediate Municipal Bond Fund is sub-advised by Gannett, Welsh & Kotler, LLC.  The Funds began operations on December 31, 2007.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation:  The Funds’ investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Advisor and the Trust’s Valuation Committee pursuant to procedures approved by or under the direction of the Board.  Pursuant to those procedures, the Board considers, among other things; the last sale price on the securities exchange, if any, on which a security is primarily traded; the mean between the bid and asked prices; price quotations form an approved pricing service, and other factors as necessary to determine a fair value under certain circumstances.  The Funds’ securities which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2008

securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price.  Securities that are traded on more than one exchange are valued on the exchange determined by the Advisor to be the primary market.  Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter (“OTC”) securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent trade price.  Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above.  Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day. All other assets of the Funds are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

B.
Federal Income Taxes:  It is the Funds’ policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C.
Security Transactions, Dividends and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  The ActivePassive Large Cap Growth Fund, ActivePassive Large Cap Value Fund, ActivePassive Small/Mid Cap Growth Fund, ActivePassive Small/Mid Cap Value Fund, ActivePassive International Equity Fund and ActivePassive Emerging Markets Equity Fund will make distributions of dividends and capital gains, if any, at least annually, typically in December.  The Funds may make any additional payment of dividends or distributions if they deem it desirable at any other time during the year.  The ActivePassive Global Bond Fund, the ActivePassive Intermediate Taxable Bond Fund and the ActivePassive Intermediate Municipal Bond Fund distribute substantially all of their net investment income monthly and substantially all of their capital gains annually.  The amount of dividends and distributions to shareholders from net investment income and net realized

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2008

capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America. To extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

D.
Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.
Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the period ended October 31, 2008, the following tables shows the reclassifications made:

	Undistributed	Accumulated
	Net Investment	Net Realized	Paid In
	Income/(Loss)	Gain/(Loss)	Capital
Large Cap Growth Fund	$4,809	$—	$(4,809)
Large Cap Value Fund	—	—	—
Small/Mid Cap Growth Fund	37,125	—	(37,125)
Small/Mid Cap Value Fund	2,868	—	(2,868)
International Equity Fund	(24,715)	24,715	—
Emerging Markets Equity Fund	(773)	773	—
Global Bond Fund	—	—	—
Intermediate Taxable Bond Fund	9	(9)	—
Intermediate Municipal Bond Fund	—	—	—

The permanent differences primarily relate to paydown and Real Estate Investment Trust (REIT) adjustments with differing book and tax methods for accounting.

F.
Foreign Risk:  Investments in foreign securities entail certain risks.  There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Funds’ investments in certain foreign countries.  Since foreign securities normally are denominated and traded in foreign currencies, the value of the Funds’ assets may be affect-

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2008

ed favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies.  There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States.  The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

In addition to securities traded principally in securities markets outside the United States and securities denominated in foreign currencies, the Fund may invest in American Depository Receipts (ADRs).  ADRs generally are U.S. dollar-denominated receipts issued by domestic banks representing the deposit with the bank of securities of a foreign issuer, and are traded on exchanges or over-the-counter in the United States.  Because an ADR represents an indirect investment in securities of a foreign issuer, investments in ADRs are subject to the risks associated with foreign securities generally, as described above.

G.
Accounting for Uncertainty in Income Taxes:  The Funds adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), Accounting for Uncertainty in Income Taxes, a classification of FASB Statement No. 109, Accounting for Income Taxes.  FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return.  The adoption of FIN 48 had no impact on the Funds’ net assets or results of operations.

H.
Fair Value Measurements:  In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements”.  This standard establishes a single authoritative definition of fair value sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years.  The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2008

I.
Recently Issued Accounting Pronouncement:  In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008.  SFAS 161 is intended to improve financial reporting for derivate instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.  Management is currently evaluating the implications of SFAS 161.  The impact on the Funds’ financial statement disclosures, if any, is currently being assessed.

NOTE 3 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the period ended October 31, 2008, FundQuest Incorporated (the “Advisor”) provided the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnished investment advice, office space, facilities, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a monthly management fee based upon the average daily net assets of the Funds at the annual rates of:

Emerging Markets Equity Fund	0.95%
Small/Mid Cap Growth Fund, Small/Mid Cap Value Fund,
and International Equity Fund	0.80%
Large Cap Growth Fund, Large Cap Value Fund,
and Global Bond Fund	0.75%
Intermediate Taxable Bond Fund,
and Intermediate Municipal Bond Fund	0.60%

For the period ended October 31, 2008, the advisory fees incurred by each of the Funds were: $10,664 for Large Cap Growth Fund, $11,434 for Large Cap Value Fund, $24,372 for Small/Mid Cap Growth Fund, $23,217 for Small/Mid Cap Value Fund, $41,072 for International Equity Fund, $26,980 for Emerging Markets Equity Fund, $11,787 for Global Bond Fund, $19,595 for Intermediate Taxable Bond Fund and $24,109 for the Intermediate Municipal Bond Fund.

Each of the Funds is responsible for its own operating expenses.  The Advisor has contractually agreed, however, to waive its fees and/or absorb expenses of the Funds to ensure that the total net annual fund operating expenses (excluding Acquired Fund Fees and Expenses, tax, interest, and extraordinary expenses) do not exceed the following amounts of the Funds’ average daily net assets for the period December 31, 2007 to September 30, 2008:

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2008

Small/Mid Cap Growth Fund, Small/Mid Cap Value Fund,
International Equity Fund and Emerging Markets Equity Fund	1.60%
Large Cap Growth Fund and Large Cap Value Fund	1.50%
Intermediate Taxable Bond Fund
and Intermediate Municipal Bond Fund	1.40%
Global Bond Fund	1.20%

As of October 1, 2008, the Advisor has contractually agreed, however, to waive its fees and/or absorb expenses of the Funds to ensure that the total net annual fund operating expenses (excluding Acquired Fund Fees and Expenses, tax, interest, and extraordinary expenses) do not exceed the following amounts of the Funds’ average daily net assets:

Emerging Markets Equity Fund	1.60%
Small/Mid Cap Growth Fund	1.50%
Small/Mid Cap Value Fund	1.40%
Large Cap Growth Fund and International Equity Fund	1.30%
Large Cap Value Fund and Global Bond Fund	1.20%
Intermediate Taxable Bond Fund
and Intermediate Municipal Bond Fund	1.00%

Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  For the period ended October 31, 2008, the Advisor reduced its fees in the amount of $112,682 for Large Cap Growth Fund, $103,554 for Large Cap Value Fund, $100,199 for Small/Mid Cap Growth Fund, $99,804 for Small/Mid Cap Value Fund, $120,939 for International Equity Fund, $121,986 for Emerging Markets Equity Fund, $117,720 for Global Bond Fund, $100,838 for Intermediate Taxable Bond Fund and $93,824 for the Intermediate Municipal Bond Fund.  Cumulative expenses subject to recapture pursuant to the aforementioned conditions and the year of expiration are as follows:

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2008

2011
Large Cap Growth Fund	$112,682
Large Cap Value Fund	$103,554
Small/Mid Cap Growth Fund	$100,199
Small/Mid Cap Value Fund	$ 99,804
International Equity Fund	$120,939
Emerging Markets Equity Fund	$121,986
Global Bond Fund	$117,720
Intermediate Taxable Bond Fund	$100,838
Intermediate Municipal Bond Fund	$ 93,824

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.

For the period ended October 31, 2008, the administration fees incurred by each of the Funds were: $29,024 for Large Cap Growth Fund, $24,537 for Large Cap Value Fund, $29,159 for Small/Mid Cap Growth Fund, $29,059 for Small/Mid Cap Value Fund, $29,159 for International Equity Fund, $29,159 for Emerging Markets Equity Fund, $24,473 for Global Bond Fund, $29,059 for Intermediate Taxable Bond Fund and $28,859 for the Intermediate Municipal Bond Fund.

U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Funds.  For the period ended October 31, 2008, the fund accounting fees incurred by each of the Funds were: $28,464 for Large Cap Growth Fund, $23,415 for Large Cap Value Fund, $28,611 for Small/Mid Cap Growth Fund, $27,611 for Small/Mid Cap Value Fund, $33,162 for International Equity Fund, $29,211 for Emerging Markets Equity Fund, $23,252 for Global Bond Fund, $29,140 for Intermediate Taxable Bond Fund and $28,440 for the Intermediate Municipal Bond Fund and the transfer agent fees incurred by each of the Funds were: $8,186 for Large Cap Growth Fund, $8,186 for Large Cap Value Fund, $8,186 for Small/Mid Cap Growth Fund, $8,186 for Small/Mid Cap Value Fund, $8,186 for International Equity Fund, $8,186 for Emerging Markets Equity Fund, $8,186 for Global Bond Fund, $8,186 for Intermediate Taxable Bond Fund and $8,186 for the Intermediate Municipal Bond Fund.  U.S. Bank, N.A., an affiliate of USBFS, serves as the Funds’ custodian.  For the period ended October 31, 2008, the custody fees incurred by each of the Funds were: $3,918 for Large Cap Growth Fund, $5,059 for Large Cap Value Fund, $4,280 for

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2008

Small/Mid Cap Growth Fund, $3,780 for Small/Mid Cap Value Fund, $34,564 for International Equity Fund, $20,014 for Emerging Markets Equity Fund, $15,492 for Global Bond Fund, $3,980 for Intermediate Taxable Bond Fund and $3,530 for the Intermediate Municipal Bond Fund.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Administrator.  The amount of sales charge retained by the distributor was $1,093 for Large Cap Growth Fund, $0 for Large Cap Value Fund, $0 for Small/Mid Cap Growth Fund, $0 for Small/Mid Cap Value Fund, $0 for International Equity Fund, $34,725 for Emerging Markets Equity Fund, $49,812 for Global Bond Fund, $0 for Intermediate Taxable Bond Fund and $0 for the Intermediate Municipal Bond Fund.

Certain officers of the Trust are also employees of the Administrator.

For the period ended October 31, 2008, the Chief Compliance Officer fees and expenses incurred by each of the Funds were: $6,686 for Large Cap Growth Fund, $6,386 for Large Cap Value Fund, $6,686 for Small/Mid Cap Growth Fund, $6,686 for Small/Mid Cap Value Fund, $6,686 for International Equity Fund, $6,686 for Emerging Markets Equity Fund, $6,386 for Global Bond Fund, $6,686 for Intermediate Taxable Bond Fund and $6,686 for the Intermediate Municipal Bond Fund.

NOTE 4 – DISTRIBUTION PLAN

The Funds have adopted a plan pursuant to Rule 12b-1 (the “Plan”) that allows the Funds to pay distribution and service fees for the sale, distribution and servicing of their shares.  The Plan provides for the payment of a distribution and service fees at the annual rate of up to 0.25% of average daily net assets.  The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the period ended October 31, 2008, the distribution and service fees incurred by the Funds were: $469 for Large Cap Growth Fund, $509 for Large Cap Value Fund, $868 for Small/Mid Cap Growth Fund, $850 for Small/Mid Cap Value Fund, $1,500 for International Equity Fund, $730 for Emerging Markets Equity Fund, $640 for Global Bond Fund, $1,294 for Intermediate Taxable Bond Fund and $1,497 for the Intermediate Municipal Bond Fund.  For the period December 31, 2007 to September 30, 2008, the Funds waived the distribution and service fees.

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2008

NOTE 5 – SHAREHOLDER SERVICING PLAN

The Funds have entered into a Shareholder Servicing Plan (the “Servicing Plan”) under which the Advisor will provide, or arrange for others to provide, certain specified shareholder services.  As compensation for the provision of shareholder services, the Funds will pay the Advisor a monthly fee at an annual rate of 0.10% of each Fund’s average daily net assets.  The Advisor will pay certain banks, trust companies, broker-dealers and other financial intermediaries (each, a “Participating Organization”) out of the fees the Advisor receives from the Funds under the Servicing Plan to the extent that the Participating Organization performs shareholder servicing functions for the Funds’ shares owned by its customers.  For the period ended October 31, 2008, the shareholder service fees incurred by the Funds were: $179 for Large Cap Growth Fund, $197 for Large Cap Value Fund, $341 for Small/Mid Cap Growth Fund, $337 for Small/Mid Cap Value Fund, $593 for International Equity Fund, $282 for Emerging Markets Equity Fund, $236 for Global Bond Fund, $514 for Intermediate Taxable Bond Fund and $599 for the Intermediate Municipal Bond Fund.  For the period December 31, 2007 to September 30, 2008, the Funds waived the shareholder service fees.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the period ended October 31, 2008, the cost of purchases and the proceeds from sales of securities (excluding short-term and U.S. Government Securities) were as follows:

	Purchases	Sales
Large Cap Growth Fund	$3,062,929	$169,637
Large Cap Value Fund	3,648,092	400,153
Small/Mid Cap Growth Fund	6,845,027	828,160
Small/Mid Cap Value Fund	6,524,959	933,002
International Equity Fund	11,734,685	1,067,511
Emerging Markets Equity Fund	8,468,677	2,646,059
Global Bond Fund	3,149,883	—
Intermediate Taxable Bond Fund	4,820,893	437,831
Intermediate Municipal Bond Fund	7,687,210	81,225

Purchases and sales of long-term U.S. Government securities for the Intermediate Taxable Bond Fund were $3,033,342 and $1,367,519, respectively.

NOTE 7 – FEDERAL TAX INFORMATION

Net investment income/(loss) and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatments of wash sale losses deferred and non-deductible organizational expenditures.

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2008

The tax character for the distributions paid during the period ended October 31, 2008 for the Funds were as follows:

Period Ended
October 31, 2008
Global Bond Fund
Ordinary income	$49,182

Period Ended
October 31, 2008
Intermediate Taxable Bond Fund
Ordinary income	$93,840

Period Ended
October 31, 2008
Intermediate Municipal Bond Fund
Exempt interest dividend	$80,158

As of October 31, 2008, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Large Cap	Large Cap	Small/Mid	Small/Mid
	Growth	Value	Cap Growth	Cap Value
	Fund	Fund	Fund	Fund
Cost of investments	$3,064,608	$3,269,949	$6,051,125	$5,284,907
Gross tax unrealized
appreciation	$22,690	$29,958	$58,943	$45,336
Gross tax unrealized
depreciation	(781,929)	(869,463)	(2,008,952)	(1,265,282)
Net tax unrealized
depreciation	(759,239)	(839,505)	(1,950,009)	(1,219,946)
Undistributed
ordinary income	—	21,286	—	—
Undistributed
tax exempt income	—	—	—	—
Undistributed
long-term capital gain	—	—	—	—
Total
distributable earnings	—	21,286	—	—
Other accumulated
gains/(losses)	(54,521)	(44,522)	(181,039)	(645,688)
Total accumulated
earnings/(losses)	$(813,760)	$(862,741)	$(2,131,048)	$(1,865,634)

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2008

	Emerging
	International	Markets	Global
	Equity Fund	Equity Fund	Bond Fund
Cost of investments	$10,914,439	$5,546,557	$3,172,632
Gross tax unrealized appreciation
on investments	$55,902	$11,086	$26
Gross tax unrealized depreciation
on investments	(3,982,291)	(2,303,007)	(552,303)
Net unrealized on foreign currency	(233)	(54)	—
Net tax unrealized depreciation on
investments and foreign currency	(3,926,622)	(2,291,975)	(552,277)
Undistributed ordinary income	74,413	32,646	1,612
Undistributed tax exempt income	—	—	—
Undistributed long-term capital gain	—	—	—
Total distributable earnings	74,413	32,646	1,612
Other accumulated gains/(losses)	(247,922)	(614,358)	—
Total accumulated earnings/(losses)	$(4,100,131)	$(2,873,687)	$(550,665)

	Intermediate	Intermediate
	Taxable	Municipal
	Bond Fund	Bond Fund
Cost of investments	$6,303,256	$7,886,871
Gross tax unrealized appreciation	$18,232	$3,946
Gross tax unrealized depreciation	(308,237)	(422,797)
Net tax unrealized depreciation	(290,005)	(418,851)
Undistributed ordinary income	723	3,067
Undistributed tax exempt income	—	1,677
Undistributed long-term capital gain	—	—
Total distributable earnings	723	4,744
Other accumulated gains/(losses)	(17,404)	—
Total accumulated earnings/(losses)	$(306,686)	$(414,107)

The difference between book-basis and tax-basis unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales, Section 1256 Mark to Market, and partnership adjustments.

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2008

The capital loss carryforward at October 31, 2008, which may be carried over to offset future capital gains and expires on October 31, 2016, were: $(54,521) for Large Cap Growth Fund, $(44,522) for Large Cap Value Fund, $(181,039) for Small/Mid Cap Growth Fund, $(645,688) for Small/Mid Cap Value Fund, $(247,922) for International Equity Fund, $(614,358) for Emerging Markets Equity Fund and $(17,404) for Intermediate Taxable Bond Fund.

NOTE 8 – FEDERAL TAX DISTRIBUTION INFORMATION (Unaudited)

For the fiscal year ended October 31, 2008, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Large Cap Growth Fund	0%
Large Cap Value Fund	0%
Small/Mid Cap Growth Fund	0%
Small/Mid Cap Value Fund	0%
International Equity Fund	0%
Emerging Markets Equity Fund	0%
Global Bond Fund	0%
Intermediate Taxable Bond Fund	0%
Intermediate Municipal Bond Fund	0%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended October 31, 2008 was as follows:

Large Cap Growth Fund	0%
Large Cap Value Fund	0%
Small/Mid Cap Growth Fund	0%
Small/Mid Cap Value Fund	0%
International Equity Fund	0%
Emerging Markets Equity Fund	0%
Global Bond Fund	0%
Intermediate Taxable Bond Fund	0%
Intermediate Municipal Bond Fund	0%

The Global Bond Fund and Intermediate Taxable Bond Fund hereby designate 1.19% and 49.63%, respectively, of their ordinary income distributions for the fiscal year as interest-related dividends under Internal Revenue Code Section 871(k)(1)(c).

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2008

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

Large Cap Growth Fund	0%
Large Cap Value Fund	0%
Small/Mid Cap Growth Fund	0%
Small/Mid Cap Value Fund	0%
International Equity Fund	0%
Emerging Markets Equity Fund	0%
Global Bond Fund	0%
Intermediate Taxable Bond Fund	0%
Intermediate Municipal Bond Fund	0%

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees Advisors Series Trust and
Shareholders of The Active Passive Funds

We have audited the accompanying statements of assets and liabilities of ActivePassive Large Cap Growth Fund, ActivePassive Large Cap Value Fund, ActivePassive Small/Mid Cap Growth Fund, ActivePassive Small/Mid Cap Value Fund, ActivePassive International Equity Fund, ActivePassive Emerging Markets Equity Fund, Active Passive Global Bond Fund, ActivePassive Intermediate Taxable Bond Fund, and ActivePassive Intermediate Municipal Bond Fund, each a series of Advisors Series Trust (the “Trust”), including the schedule of investments, as of October 31, 2008, and the related statements of operations, the statements of changes in net assets and the financial highlights for the period December 31, 2007 (commencement of operations) to October 31, 2008.  These financial statements and financial highlights are the responsibility of the Trust’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Trusts are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trusts’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation Our procedures included confirmation of securities owned as of October 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of ActivePassive Large Cap Growth Fund, ActivePassive Large Cap Value Fund, ActivePassive Small/Mid Cap Growth Fund, ActivePassive Small/Mid Cap Value Fund, ActivePassive International Equity Fund, ActivePassive Emerging Markets Equity Fund, Active Passive Global Bond Fund, ActivePassive Intermediate Taxable Bond Fund, and ActivePassive Intermediate Municipal Bond Fund as of October 31, 2008, the results of their operations, the changes in their net assets and their financial highlights for the period December 31, 2007 to October 31, 2008, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
December 29, 2008

ActivePassive Funds
NOTICE TO SHAREHOLDERS (Unaudited)
October 31, 2008

How to Obtain a Copy of the Funds’ Proxy Voting Policies and
Proxy Voting Records

A description of the policies and procedures that the Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-273-8635, or on the SEC’s website at http://www.sec.gov.  The Funds’ proxy voting record is available on the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ending June 30.

Disclosure of Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Funds’ Form N-Q is also available by calling 1-877-273-8635.

ActivePassive Funds
INFORMATION ABOUT TRUSTEES AND OFFICERS
(Unaudited)

Independent Trustees(1)

		Term of		Number of
		Office		Portfolios
		and	Principal	in Fund
	Position	Length	Occupation	Complex	Other
Name, Address	with the	of Time	During Past	Overseen by	Directorships
and Age	Trust	Served	Five Years	Trustees(2)	Held
Walter E. Auch	Trustee	Indefinite	Management	9	Director, Sound
(age 87, dob 4/12/1921)		term	Consultant;		Surgical
615 E. Michigan Street		since	formerly Chairman,		Technologies,
Milwaukee, WI 53202		February	CEO of Chicago		LLC; Trustee,
		1997.	Board Options		Consulting
			Exchange (CBOE)		Group Capital
			and President of		Markets Funds
			Paine Webber.		(Smith Barney)
(11 portfolios);
Trustee, The
UBS Funds
(57 portfolios).
James Clayburn LaForce	Trustee	Indefinite	Dean Emeritus,	9	Trustee, The
(age 79, dob 12/28/1928)		term	John E. Anderson		Payden Funds
615 E. Michigan Street		since	Graduate School		(21 portfolios);
Milwaukee, WI 53202		May	of Management,		Trustee, The
		2002.	University of		Metzler/Payden
			California,		Investment
			Los Angeles.		Group (6
portfolios);
Trustee, Arena
Pharmaceuticals.
Donald E. O’Connor	Trustee	Indefinite	Retired; former	9	Trustee, The
(age 72, dob 6/18/1936)		term	Financial Consultant		Forward Funds
615 E. Michigan Street		since	and former Executive		(16 portfolios).
Milwaukee, WI 53202		February	Vice President and
		1997.	Chief Operating
Officer of ICI Mutual
Insurance Company
(until January 1997).

ActivePassive Funds
INFORMATION ABOUT TRUSTEES AND OFFICERS (Continued)
(Unaudited)

		Term of		Number of
		Office		Portfolios
		and	Principal	in Fund
	Position	Length	Occupation	Complex	Other
Name, Address	with the	of Time	During Past	Overseen by	Directorships
and Age	Trust	Served	Five Years	Trustees(2)	Held
George J. Rebhan	Trustee	Indefinite	Retired; formerly	9	Trustee,
(age 74, dob 7/10/1934)		term	President, Hotchkis		E*TRADE
615 E. Michigan Street		since	and Wiley Funds		Funds
Milwaukee, WI 53202		May	(mutual funds)		(6 portfolios).
		2002.	(1985 to 1993).
George T. Wofford	Trustee	Indefinite	Retired; formerly	9	None.
(age 69, dob 10/8/1939)		term	Senior Vice
615 E. Michigan Street		since	President, Federal
Milwaukee, WI 53202		February	Home Loan Bank
		1997.	of San Francisco.
Interested Trustee
Joe D. Redwine	Interested	Indefinite	President, CEO,	9	None.
(age 61, dob 7/9/1947)	Trustee	term	U.S. Bancorp Fund
615 E. Michigan Street		since	Services, LLC since
Milwaukee, WI 53202		September	May 1991.
2008.

Officers
Term of Office
Name, Address	Position with	and Length of	Principal Occupation
and Age	the Trust	Time Served	During Past Five Years
Joe D. Redwine	Chairman and	Indefinite term	President, CEO, U.S. Bancorp
(age 61, dob 7/9/1947)	Chief Executive	since September	Fund Services, LLC since May
615 E. Michigan Street	Officer	2007.	1991.
Milwaukee, WI 53202
Douglas G. Hess	President and	Indefinite term	Vice President, Compliance and
(age 41, dob 7/19/1967)	Principal Executive	since June 2003.	Administration, U.S. Bancorp
615 E. Michigan Street	Officer		Fund Services, LLC since March
Milwaukee, WI 53202			1997.
Cheryl L. King	Treasurer and	Indefinite term	Assistant Vice President,
(age 47, dob 8/27/1961)	Principal Financial	since December	Compliance and Administration,
615 E. Michigan Street	Officer	2007.	U.S. Bancorp Fund Services, LLC
Milwaukee, WI 53202			since October 1998.
Robert M. Slotky	Vice President,	Indefinite term	Senior Vice President, U.S.
(age 61, dob 6/17/1947)	Chief Compliance	since September	Bancorp Fund Services, LLC
2020 E. Financial Way	Officer,	2004.	since July 2001; Senior Vice
Glendora, CA 91741	AML Officer		President, Investment Company
Administration, LLC (May 1997
to July 2001).

ActivePassive Funds
INFORMATION ABOUT TRUSTEES AND OFFICERS (Continued)
(Unaudited)

Term of Office
Name, Address	Position with	and Length of	Principal Occupation
and Age	the Trust	Time Served	During Past Five Years
Jeanine M. Bajczyk, Esq.	Secretary	Indefinite term	Vice President and Counsel, U.S.
(age 43, dob 4/16/1965)		since June 2007.	Bancorp Fund Services, LLC,
615 E. Michigan Street			since May 2006; Senior Counsel,
Milwaukee, WI 53202			Wells Fargo Funds Management,
LLC, May 2005 to May 2006;
Senior Counsel, Strong Financial
Corporation, January 2002 to
April 2005.

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
The Trust is comprised of numerous portfolios managed by unaffiliated investment advisors.  The term “Fund Complex” applies only to the Funds.  The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment advisor with any other series.

The Statement of Additional Information includes additional information about the Funds’ Trustees and Officers and is available, without charge, upon request by calling 1-877-273-8365.

REPORT OF THE TRUST’S SPECIAL SHAREHOLDER MEETING
(Unaudited)

A Special Meeting of Shareholders (the “Meeting”) took place on July 15, 2008, to elect two new Trustees to the Board and to approve the ratification of the prior appointment of one current Trustee of the Board.

All Trust shareholders of record, in the aggregate across all Funds of the Trust, at the close of business on May 22, 2008, were entitled to attend or submit proxies.  As of the record date, the Trust had 109,009,551.55 shares outstanding.  The results of the voting for each proposal were as follows:

Proposal No. 1. Election of Two New Trustees

Nominee	For Votes	Votes Withheld
Michael D. LeRoy	67,690,566.1576	161,711.1704
Joe D. Redwine	67,386,892.1216	165,385.2064

Proposal No. 2. Ratification of the Prior Appointment of One Current Trustee of the Board

Current Trustee	For Votes	Votes Withheld
George J. Rebhan	66,476,414.1932	1,075,863.1348

Effective September 1, 2008, the Board of Trustees of Advisors Series Trust consists of the following individuals:
Walter E. Auch, Independent Trustee	George J. Rebhan, Independent Trustee
James Clayburn LaForce, Independent Trustee	Joe D. Redwine, Interested Trustee
Donald E. O’Connor, Independent Trustee	George T. Wofford, Independent Trustee
Effective December 1, 2008, the Board of Trustees of Advisors Series Trust consists of the following individuals:
Walter E. Auch, Independent Trustee	George J. Rebhan, Independent Trustee
James Clayburn LaForce, Independent Trustee	Joe D. Redwine, Interested Trustee
Michael D. LeRoy, Independent Trustee	George T. Wofford, Independent Trustee
Donald E. O’Connor, Independent Trustee
Effective January 1, 2009, the Board of Trustees of Advisors Series Trust consists of the following individuals:
Michael D. LeRoy, Independent Trustee	Joe D. Redwine, Interested Trustee
Donald E. O’Connor, Independent Trustee	George T. Wofford, Independent Trustee
George J. Rebhan, Independent Trustee

(This Page Intentionally Left Blank.)

Advisor
FundQuest, Incorporated
One Winthrop Square
Boston, MA  02110

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(877) 273-8365

Custodian
U.S. Bank N.A.
1555 North River Center Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
Paul, Hastings, Janofsky & Walker LLP
75 East 55th Street
New York, NY,  10022-3205

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the business experience and financial literacy provided by each member of the audit committee collectively offers the registrant adequate oversight given the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for this fiscal year.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2008	FYE 10/31/2007
Audit Fees	$139,500	N/A
Audit-Related Fees	N/A	N/A
Tax Fees	$24,300	N/A
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2008	FYE 10/31/2007
Audit-Related Fees	0%	N/A
Tax Fees	0%	N/A
All Other Fees	0%	N/A

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 10/31/2008	FYE 10/31/2007
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.  The nominating committee recently approved a nominating committee charter, however, the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees did not change.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fourth fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* _/s/ Douglas G. Hess
Douglas G. Hess, President

Date  _1/05/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* _/s/ Douglas G. Hess
Douglas G. Hess, President

Date_1/05/09

By (Signature and Title)* _/s/ Cheryl L. King
 Cheryl L. King, Treasurer

Date_1/06/09

* Print the name and title of each signing officer under his or her signature.